LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the June 30, 2005 Semi-Annual Report for your New York Life Insurance and Annuity Corporation (NYLIAC) variable annuity and/or variable life insurance policy. This report includes performance information, financial statements, notes and highlights, as well as other pertinent data for each of the Investment Divisions available under your policy. In addition, each portfolio manager also provides a discussion related to portfolio performance within the context of recent market and economic conditions. Policyowners of NYLIAC Facilitator(R) Multi-Funded Variable Annuity (MFA) policies should refer to page 3 and policyowners of NYLIAC Variable Life Insurance Policies (VLI) should refer to page 18 for their respective financial statements. I encourage you to take some time to review this information with your Registered Representative. Your Registered Representative is a trained professional who can help you evaluate the plans you have in place and determine if any adjustments to your current strategy may help you to meet your financial needs and objectives.

While the Dow Jones Industrial Average(1), the NASDAQ Composite Index(2) and the S&P 500(R)(3) Index posted year-over-year gains at the end of 2004, the equity markets remained generally flat during the first six months of 2005. Among other things, the war on terrorism, record oil prices and the growing federal budget deficit continue to fuel investors' concerns and cloud the economic horizon. In addition, emerging news reports about unethical practices at a handful of companies have only added to the uncertainty.

In today's environment, NYLIAC's heritage of integrity and financial strength are more important than ever. We value your business--and I want you to know that earning and preserving your trust remains our highest priority. You can be certain we will continue to evaluate our products and services and keep them responsive to your needs in these changing times--and that we will remain committed to doing all we can to help you plan for your financial future.

Sincerely,

/s/ FREDERICK J. SIEVERT

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

July 2005

(1) Dow Jones Industrial Average (DJIA) is a trademark of, and the property of, Dow Jones and Co., Inc. The DJIA Index is a price weighted average of 30 actively traded blue chip stocks, primarily industrials, but also includes financial, leisure and other service-oriented firms. An investment cannot be made directly into an index.

(2) NASDAQ Composite Index is an unmanaged market value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ stock market and includes over 5,000 companies. Each company's security affects the index in proportion to its market value. The market value is calculated throughout the trading day and is related to the total value of the Index. An investment cannot be made directly into an index.

(3) S&P 500(R) and Standard & Poor's 500 Composite Price Index(R) are trademarks of the McGraw-Hill Companies, Inc. These products are not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock market performance. Results assume the reinvestment of all income and capital gains distribution. An investment cannot be made directly into an index.

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 2

                                                   NYLIAC MFA SEPARATE ACCOUNT-I
                                                          TAX-QUALIFIED POLICIES

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2005
(Unaudited)

                                                 COMMON STOCK                      BOND                      MONEY MARKET
                                                  INVESTMENT                    INVESTMENT                    INVESTMENT
                                                   DIVISIONS                     DIVISIONS                     DIVISIONS
                                          ---------------------------   ---------------------------   ---------------------------
                                             SINGLE        FLEXIBLE        SINGLE        FLEXIBLE        SINGLE        FLEXIBLE
                                            PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM
                                            POLICIES       POLICIES       POLICIES       POLICIES       POLICIES       POLICIES
                                          ---------------------------------------------------------------------------------------
ASSETS:
  Investment in the Mainstay VP
    Series Fund, Inc., at net asset
    value...............................  $ 42,184,904   $106,484,593   $ 13,920,188   $ 32,431,036   $  1,421,888   $  2,477,533

LIABILITIES
  Liability to New York Life Insurance
    and Annuity Corporation for:
    Mortality and expense risk
      charges...........................       129,288        326,234         44,406        103,011          4,741          8,201
    Administrative charges..............            --        130,493             --         41,204             --          3,281
                                          ------------   ------------   ------------   ------------   ------------   ------------
        Total net assets................  $ 42,055,616   $106,027,866   $ 13,875,782   $ 32,286,821   $  1,417,147   $  2,466,051
                                          ============   ============   ============   ============   ============   ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............  $ 42,055,616   $106,027,866   $ 13,875,782   $ 32,286,821   $  1,417,147   $  2,466,051
                                          ============   ============   ============   ============   ============   ============
    Variable accumulation unit value....  $      64.89   $      58.27   $      44.34   $      39.82   $      23.03   $      20.68
                                          ============   ============   ============   ============   ============   ============
Identified Cost of Investment...........  $ 48,982,755   $113,722,023   $ 13,379,055   $ 31,234,836   $  1,421,950   $  2,477,632
                                          ============   ============   ============   ============   ============   ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2005
(Unaudited)

                                                 COMMON STOCK                      BOND                      MONEY MARKET
                                                  INVESTMENT                    INVESTMENT                    INVESTMENT
                                                   DIVISIONS                     DIVISIONS                     DIVISIONS
                                          ---------------------------   ---------------------------   ---------------------------
                                             SINGLE        FLEXIBLE        SINGLE        FLEXIBLE        SINGLE        FLEXIBLE
                                            PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM
                                            POLICIES       POLICIES       POLICIES       POLICIES       POLICIES       POLICIES
                                          ---------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.......................  $         --   $         --   $         --   $         --   $     16,786   $     28,407
  Mortality and expense risk charges....      (264,913)      (664,774)       (88,013)      (202,088)        (9,854)       (16,585)
  Administrative charges................            --       (265,910)            --        (80,835)            --         (6,634)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net investment income (loss)......      (264,913)      (930,684)       (88,013)      (282,923)         6,932          5,188
                                          ------------   ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     3,279,702      6,618,018      1,151,891      1,745,163        334,318        582,340
  Cost of investments sold..............    (3,210,763)    (6,176,835)    (1,140,620)    (1,751,692)      (334,325)      (582,353)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net realized gain (loss) on
        investments.....................        68,939        441,183         11,271         (6,529)            (7)           (13)
  Realized gain distribution received...            --             --             --             --             --             --
  Change in unrealized appreciation
    (depreciation) on investments.......       242,954        338,311        288,395        704,284              3              7
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net gain (loss) on investments....       311,893        779,494        299,666        697,755             (4)            (6)
                                          ------------   ------------   ------------   ------------   ------------   ------------
        Net increase (decrease) in net
          assets resulting from
          operations....................  $     46,980   $   (151,190)  $    211,653   $    414,832   $      6,928   $      5,182
                                          ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2005
and the year ended December 31, 2004
(Unaudited)

                                                                                        COMMON STOCK
                                                                                    INVESTMENT DIVISIONS
                                                              ----------------------------------------------------------------
                                                                     SINGLE PREMIUM                    FLEXIBLE PREMIUM
                                                                        POLICIES                           POLICIES
                                                              ----------------------------      ------------------------------
                                                                 2005             2004              2005              2004
                                                              ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)..........................    $  (264,913)     $    50,521      $   (930,684)     $   (396,276)
    Net realized gain (loss) on investments...............         68,939         (244,473)          441,183         1,111,951
    Realized gain distribution received...................             --               --                --                --
    Change in unrealized appreciation (depreciation) on
      investments.........................................        242,954        4,161,595           338,311         8,572,030
                                                              -----------      -----------      ------------      ------------
      Net increase (decrease) in net assets resulting from
        operations........................................         46,980        3,967,643          (151,190)        9,287,705
                                                              -----------      -----------      ------------      ------------
  Contributions and (withdrawals):
    Payments received from policyowners, net of
      reversals...........................................        109,504          175,763         1,082,992         1,727,871
    Policyowners' surrenders..............................     (2,479,213)      (4,758,136)       (4,759,756)       (9,956,867)
    Policyowners' annuity and death benefits, net of
      reversals...........................................       (126,588)        (368,748)         (160,148)         (558,196)
    Net transfers from (to) Fixed Account.................       (258,702)        (365,276)       (1,399,812)       (1,087,051)
    Transfers between Investment Divisions................         96,848         (198,522)          (43,633)          232,651
                                                              -----------      -----------      ------------      ------------
      Net contributions and (withdrawals).................     (2,658,151)      (5,514,919)       (5,280,357)       (9,641,592)
                                                              -----------      -----------      ------------      ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account.............................          7,171           (6,854)           24,862           (23,378)
                                                              -----------      -----------      ------------      ------------
        Increase (decrease) in net assets.................     (2,604,000)      (1,554,130)       (5,406,685)         (377,265)
NET ASSETS:
    Beginning of period...................................     44,659,616       46,213,746       111,434,551       111,811,816
                                                              -----------      -----------      ------------      ------------
    End of period.........................................    $42,055,616      $44,659,616      $106,027,866      $111,434,551
                                                              ===========      ===========      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC MFA SEPARATE ACCOUNT-I
                                                          TAX-QUALIFIED POLICIES

                       BOND INVESTMENT                                        MONEY MARKET
                          DIVISIONS                                       INVESTMENT DIVISIONS
    -----------------------------------------------------   -------------------------------------------------
         SINGLE PREMIUM             FLEXIBLE PREMIUM            SINGLE PREMIUM           FLEXIBLE PREMIUM
            POLICIES                    POLICIES                   POLICIES                  POLICIES
    -------------------------   -------------------------   -----------------------   -----------------------
       2005          2004          2005          2004          2005         2004         2005         2004
    ---------------------------------------------------------------------------------------------------------
    $   (88,013)  $   335,853   $  (282,923)  $   583,868   $    6,932   $   (7,808)  $    5,188   $  (30,396)
         11,271        48,596        (6,529)      502,327           (7)          (4)         (13)           1
             --       157,214            --       357,175           --           --           --           --
        288,395      (127,339)      704,284      (676,281)           3          (41)           7          (82)
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
        211,653       414,324       414,832       767,089        6,928       (7,853)       5,182      (30,477)
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
        107,669       130,904       364,689       621,316      111,131       12,575       72,843      370,827
       (929,519)   (1,384,203)   (1,254,331)   (3,017,246)    (233,153)    (414,524)    (357,587)    (805,218)
         10,923       (86,048)      (48,462)      (89,188)          --       (3,995)      (2,432)      (4,553)
        (89,713)     (332,931)     (345,574)     (962,448)     (44,417)     (47,344)    (207,501)    (354,369)
        (43,949)       46,825       (34,401)     (251,984)     (52,899)     151,568       78,245       20,841
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
       (944,589)   (1,625,453)   (1,318,079)   (3,699,550)    (219,338)    (301,720)    (416,432)    (772,472)
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
           (924)       (1,637)       (2,970)       (5,278)         (40)         (37)         (93)         (91)
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
       (733,860)   (1,212,766)     (906,217)   (2,937,739)    (212,450)    (309,610)    (411,343)    (803,040)
     14,609,642    15,822,408    33,193,038    36,130,777    1,629,597    1,939,207    2,877,394    3,680,434
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
    $13,875,782   $14,609,642   $32,286,821   $33,193,038   $1,417,147   $1,629,597   $2,466,051   $2,877,394
    ===========   ===========   ===========   ===========   ==========   ==========   ==========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                      (This page intentionally left blank)

                                                  NYLIAC MFA SEPARATE ACCOUNT-II
                                                          NON-QUALIFIED POLICIES

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2005
(Unaudited)

                                                                                   BOND                      MONEY MARKET
                                                 COMMON STOCK                   INVESTMENT                    INVESTMENT
                                             INVESTMENT DIVISIONS                DIVISIONS                     DIVISIONS
                                          ---------------------------   ---------------------------   ---------------------------
                                             SINGLE        FLEXIBLE        SINGLE        FLEXIBLE        SINGLE        FLEXIBLE
                                            PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM
                                            POLICIES       POLICIES       POLICIES       POLICIES       POLICIES       POLICIES
                                          ---------------------------------------------------------------------------------------
ASSETS:
  Investment in the Mainstay VP
    Series Fund, Inc., at net asset
    value...............................  $ 55,731,086   $ 11,856,519   $ 23,119,600   $  3,587,751   $  1,649,207   $    292,665

LIABILITIES
  Liability to New York Life Insurance
    and Annuity Corporation for:
    Mortality and expense risk
      charges...........................       170,276         35,722         74,089         11,332          5,334          1,254
    Administrative charges..............            --         14,289             --          4,533             --            502
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Total net assets..................  $ 55,560,810   $ 11,806,508   $ 23,045,511   $  3,571,886   $  1,643,873   $    290,909
                                          ============   ============   ============   ============   ============   ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............  $ 55,560,810   $ 11,806,508   $ 23,045,511   $  3,571,886   $  1,643,873   $    290,909
                                          ============   ============   ============   ============   ============   ============
    Variable accumulation unit value....  $      64.89   $      58.27   $      44.51   $      39.88   $      23.03   $      20.68
                                          ============   ============   ============   ============   ============   ============
Identified Cost of Investment...........  $ 64,444,705   $ 12,904,440   $ 22,184,816   $  3,467,599   $  1,649,282   $    292,666
                                          ============   ============   ============   ============   ============   ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2005
(Unaudited)

                                                 COMMON STOCK                      BOND                      MONEY MARKET
                                                  INVESTMENT                    INVESTMENT                    INVESTMENT
                                                   DIVISIONS                     DIVISIONS                     DIVISIONS
                                          ---------------------------   ---------------------------   ---------------------------
                                             SINGLE        FLEXIBLE        SINGLE        FLEXIBLE        SINGLE        FLEXIBLE
                                            PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM
                                            POLICIES       POLICIES       POLICIES       POLICIES       POLICIES       POLICIES
                                          ---------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.......................  $         --   $         --   $         --   $         --   $     18,249   $      3,991
  Mortality and expense risk charges....      (347,949)       (72,684)      (145,833)       (22,185)       (10,640)        (2,328)
  Administrative charges................            --        (29,073)            --         (8,874)            --           (931)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net investment income (loss)......      (347,949)      (101,757)      (145,833)       (31,059)         7,609            732
                                          ------------   ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     3,713,161        800,088      1,835,500        160,141        192,809        337,419
  Cost of investments sold..............    (3,651,063)      (751,613)    (1,812,559)      (159,192)      (192,813)      (337,423)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net realized gain (loss) on
        investments.....................        62,098         48,475         22,941            949             (4)            (4)
  Realized gain distribution received...            --             --             --             --             --             --
  Change in unrealized appreciation
    (depreciation) on investments.......       330,520         30,943        479,009         75,711             --              3
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net gain (loss) on investments....       392,618         79,418        501,950         76,660             (4)            (1)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net increase (decrease) in net
        assets resulting from
        operations......................  $     44,669   $    (22,339)  $    356,117   $     45,601   $      7,605   $        731
                                          ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2005
and the year ended December 31, 2004
(Unaudited)

                                                                                         COMMON STOCK
                                                                                     INVESTMENT DIVISIONS
                                                                --------------------------------------------------------------
                                                                       SINGLE PREMIUM                   FLEXIBLE PREMIUM
                                                                          POLICIES                          POLICIES
                                                                ----------------------------      ----------------------------
                                                                   2005             2004             2005             2004
                                                                --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................    $  (347,949)     $    71,452      $  (101,757)     $   (40,593)
    Net realized gain (loss) on investments.................         62,098         (211,252)          48,475          (17,018)
    Realized gain distribution received.....................             --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments...........................................        330,520        5,346,535           30,943        1,047,424
                                                                -----------      -----------      -----------      -----------
      Net increase (decrease) in net assets resulting from
        operations..........................................         44,669        5,206,735          (22,339)         989,813
                                                                -----------      -----------      -----------      -----------
  Contributions and (withdrawals):
    Payments received from policyowners, net of reversals...         44,636          178,207           52,279          135,117
    Policyowners' surrenders................................     (2,476,895)      (4,210,403)        (246,748)        (831,876)
    Policyowners' annuity and death benefits, net of
      reversals.............................................       (457,086)      (1,435,536)        (100,298)         (50,189)
    Net transfers from (to) Fixed Account...................       (428,736)         248,627          (37,007)        (128,733)
    Transfers between Investment Divisions..................        164,061           53,496           11,344           43,565
                                                                -----------      -----------      -----------      -----------
      Net contributions and (withdrawals)...................     (3,154,020)      (5,165,609)        (320,430)        (832,116)
                                                                -----------      -----------      -----------      -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................          9,409           (8,823)           2,715           (2,536)
                                                                -----------      -----------      -----------      -----------
        Increase (decrease) in net assets...................     (3,099,942)          32,303         (340,054)         155,161
NET ASSETS:
  Beginning of period.......................................     58,660,752       58,628,449       12,146,562       11,991,401
                                                                -----------      -----------      -----------      -----------
  End of period.............................................    $55,560,810      $58,660,752      $11,806,508      $12,146,562
                                                                ===========      ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                  NYLIAC MFA SEPARATE ACCOUNT-II
                                                          NON-QUALIFIED POLICIES

                      BOND INVESTMENT                                        MONEY MARKET
                         DIVISIONS                                       INVESTMENT DIVISIONS
    ----------------------------------------------------   -------------------------------------------------
         SINGLE PREMIUM             FLEXIBLE PREMIUM            SINGLE PREMIUM           FLEXIBLE PREMIUM
            POLICIES                    POLICIES                   POLICIES                  POLICIES
    -------------------------   ------------------------   ------------------------   ----------------------
       2005          2004          2005          2004         2005          2004         2005         2004
    --------------------------------------------------------------------------------------------------------
    $  (145,833)  $   543,946   $   (31,059)  $   65,735   $     7,609   $   (8,629)  $       732   $ (3,791)
         22,941       104,577           949        3,177            (4)          (5)           (4)       (16)
             --       260,365            --       39,134            --           --            --         --
        479,009      (217,105)       75,711      (24,739)           --          (50)            3         14
    -----------   -----------   -----------   ----------   -----------   ----------   -----------   --------
        356,117       691,783        45,601       83,307         7,605       (8,684)          731     (3,793)
    -----------   -----------   -----------   ----------   -----------   ----------   -----------   --------
        109,499        63,519        17,284       53,063            --       54,599         3,039      5,259
       (828,555)   (2,741,588)      (79,012)    (190,219)      (98,783)    (397,014)       (3,224)   (25,297)
       (498,594)     (621,857)      (30,178)     (42,971)      (16,652)     (72,541)       (1,749)      (324)
       (182,961)     (857,524)      (10,064)     (64,000)      (42,147)    (243,044)       (6,984)   (11,906)
       (142,828)     (159,192)       (9,728)     (17,204)      (21,231)     104,270        (1,616)   (26,181)
    -----------   -----------   -----------   ----------   -----------   ----------   -----------   --------
     (1,543,439)   (4,316,642)     (111,698)    (261,331)     (178,813)    (553,730)      (10,534)   (58,449)
    -----------   -----------   -----------   ----------   -----------   ----------   -----------   --------
         (1,538)       (2,793)         (326)        (565)          (42)         (40)          (13)       (11)
    -----------   -----------   -----------   ----------   -----------   ----------   -----------   --------
     (1,188,860)   (3,627,652)      (66,423)    (178,589)     (171,250)    (562,454)       (9,816)   (62,253)
     24,234,371    27,862,023     3,638,309    3,816,898     1,815,123    2,377,577       300,725    362,978
    -----------   -----------   -----------   ----------   -----------   ----------   -----------   --------
    $23,045,511   $24,234,371   $ 3,571,886   $3,638,309   $ 1,643,873   $1,815,123   $   290,909   $300,725
    ===========   ===========   ===========   ==========   ===========   ==========   ===========   ========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC MFA Separate Account-I ("Separate Account-I") and NYLIAC MFA Separate Account-II ("Separate Account-II") were established on May 27, 1983, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest net premium payments under Tax Qualified Multi-Funded Retirement Annuity Policies ("Separate Account-I") and Non-Qualified Multi-Funded Retirement Annuity Policies ("Separate Account-II") issued by NYLIAC. Effective December 19, 1994, sales of all such policies were discontinued.

    Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. The assets of Separate Account-I and Separate Account-II, which are all in the accumulation phase, are invested exclusively in shares of the MainStay VP Series Fund, Inc., a diversified open-end management investment company, and are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), a wholly-owned subsidiary of New York Life Insurance Company, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    There are six Investment Divisions within both Separate Account-I and Separate Account-II, three of which invest Single Premium Policy net premium payments and three of which invest Flexible Premium Policy net premium payments. The Common Stock Investment Divisions invest in the MainStay VP Common Stock Portfolio-Initial Class (formerly known as, "MainStay VP Growth Equity Portfolio--Initial Class"), the Bond Investment Divisions invest in the MainStay VP Bond Portfolio-Initial Class, and the Money Market Investment Divisions invest in the MainStay VP Cash Management Portfolio. Net premium payments received are allocated to the Investment Divisions of Separate Account-I or Separate Account-II according to policyowner instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC.

    No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

    Security Valuation--The investment in the MainStay VP Series Fund, Inc. is valued at the net asset value of shares of the respective fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                          NYLIAC MFA SEPARATE ACCOUNTS-I AND -II
                                        TAX-QUALIFIED AND NON-QUALIFIED POLICIES

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------
At June 30, 2005, the investment in the MainStay VP Series Fund, Inc. by the respective Investment Divisions of Separate Account-I and Separate Account-II is as follows:

                                                  COMMON STOCK                     BOND                    MONEY MARKET
                                              INVESTMENT DIVISIONS         INVESTMENT DIVISIONS        INVESTMENT DIVISIONS
                                             -----------------------      ----------------------      ----------------------
                                              SINGLE       FLEXIBLE        SINGLE       FLEXIBLE       SINGLE       FLEXIBLE
                                             PREMIUM        PREMIUM       PREMIUM       PREMIUM       PREMIUM       PREMIUM
                                             POLICIES      POLICIES       POLICIES      POLICIES      POLICIES      POLICIES
                                             -------------------------------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Number of shares...........................    2,039          5,147         1,024         2,385         1,422          2,478
Identified cost............................  $48,983       $113,722       $13,379       $31,235       $ 1,422       $  2,478
SEPARATE ACCOUNT-II (NON-QUALIFIED
  POLICIES)
Number of shares...........................    2,694            573         1,700           264         1,649            293
Identified cost............................  $64,445       $ 12,904       $22,185       $ 3,468       $ 1,649       $    293

Transactions in MainStay VP Series Fund, Inc. shares for the six months ended June 30, 2005 were as follows:

                                                  COMMON STOCK                     BOND                    MONEY MARKET
                                              INVESTMENT DIVISIONS         INVESTMENT DIVISIONS        INVESTMENT DIVISIONS
                                             -----------------------      ----------------------      ----------------------
                                              SINGLE       FLEXIBLE        SINGLE       FLEXIBLE       SINGLE       FLEXIBLE
                                             PREMIUM        PREMIUM       PREMIUM       PREMIUM       PREMIUM       PREMIUM
                                             POLICIES      POLICIES       POLICIES      POLICIES      POLICIES      POLICIES
                                             -------------------------------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Purchases..................................  $   353       $    403       $   116       $   137       $   121       $    169
Proceeds from sales........................    3,280          6,618         1,152         1,745           334            582
SEPARATE ACCOUNT-II (NON-QUALIFIED
  POLICIES)
Purchases..................................  $   207       $    378       $   141       $    17       $    21       $    328
Proceeds from sales........................    3,713            800         1,836           160           193            337

--------------------------------------------------------------------------------
NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------
NYLIAC deducts an annual policy service charge for Flexible Premium Policies on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 1% of the policy's accumulation value. This charge covers the cost for providing services such as collecting, processing and confirming purchase payments. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

    NYLIAC deducts a surrender charge on certain partial withdrawals or surrenders from Single Premium and Flexible Premium policies. For Single Premium policies, NYLIAC assesses a charge based on the length of time each payment is in the policy before it is withdrawn. Single Premium policyholders can make up to four additional purchase payments each policy year. The surrender charge for Single Premium policyholders is 7% of the amount withdrawn or surrendered during the first policy year that a purchase payment is made. This charge declines 1% for each additional policy year that a purchase payment is in the policy until the seventh policy year, after which no charge is made. The surrender charge for Flexible Premium policies is 7% of the amount withdrawn or surrendered during the first four policy years. This charge then declines 1% each policy year until the tenth policy year, after which no charge is made. These charges are recorded with surrenders in the accompanying statements of changes in net assets. Surrender charges are paid to NYLIAC.

    Single and Flexible Premium policies of Separate Account-I and Separate Account-II are charged for the mortality and expense risks assumed by NYLIAC, additionally, Flexible Premium policies are charged for administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.25% for mortality and expense risks and an additional .50% for administrative charges on Flexible Premium policies, of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------
Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------
The changes in units outstanding for the six months ended June 30, 2005 and the year ended December 31, 2004 were as follows:

                                                                   COMMON STOCK INVESTMENT DIVISIONS
                                                                ----------------------------------------
                                                                 SINGLE PREMIUM        FLEXIBLE PREMIUM
                                                                    POLICIES               POLICIES
                                                                ----------------       -----------------
                                                                2005        2004       2005         2004
                                                                ----------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Units issued................................................       3          2         19            35
Units redeemed..............................................     (45)       (94)       (111)        (214)
                                                                -----       ----       ----         ----
    Net increase (decrease).................................     (42)       (92)       (92)         (179)
                                                                =====       ====       ====         ====
SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Units issued................................................       3          8          2             2
Units redeemed..............................................     (53)       (94)        (7)          (18)
                                                                -----       ----       ----         ----
    Net increase (decrease).................................     (50)       (86)        (5)          (16)
                                                                =====       ====       ====         ====

                                          NYLIAC MFA SEPARATE ACCOUNTS-I AND -II
                                        TAX-QUALIFIED AND NON-QUALIFIED POLICIES

--------------------------------------------------------------------------------

         BOND INVESTMENT DIVISIONS         MONEY MARKET INVESTMENT DIVISIONS
    -----------------------------------   -----------------------------------
    SINGLE PREMIUM    FLEXIBLE PREMIUM    SINGLE PREMIUM    FLEXIBLE PREMIUM
       POLICIES           POLICIES           POLICIES           POLICIES
    ---------------   -----------------   ---------------   -----------------
     2005     2004     2005      2004      2005     2004     2005      2004
    -------------------------------------------------------------------------
        2        5       10        16         5        7        7         18
      (24)     (42)     (43)     (112)      (14)     (20)     (27)       (56)
    ------   ------   -------   -------   ------   ------   -------   -------
      (22)     (37)     (33)      (96)       (9)     (13)     (20)       (38)
    ======   ======   =======   =======   ======   ======   =======   =======
        2        2       --         1        --        7       --         --
      (37)    (102)      (2)       (8)       (8)     (31)      (1)        (2)
    ------   ------   -------   -------   ------   ------   -------   -------
      (35)    (100)      (2)       (7)       (8)     (24)      (1)        (2)
    ======   ======   =======   =======   ======   ======   =======   =======

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------
The following table presents financial highlights for each Investment Division as of June 30, 2005 and December 31, 2004, 2003, 2002, 2001, 2000:

                                                                             SINGLE PREMIUM POLICIES (A)
COMMON STOCK INVESTMENT DIVISIONS                         ------------------------------------------------------------------
                                                            2005       2004       2003        2002        2001        2000
                                                          ------------------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets............................................    $ 42,056    $44,660    $46,214    $ 41,980    $ 67,782    $100,094
Units Outstanding.....................................         648        690        782         886       1,070       1,294
Variable Accumulation Unit Value......................    $  64.89    $ 64.76    $ 59.13    $  47.38    $  63.34    $  77.35
Total Return..........................................        0.2%       9.5%      24.8%      (25.2%)     (18.1%)      (4.5%)
Investment Income Ratio...............................          --       1.4%       1.0%        0.8%        0.6%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets............................................    $ 55,561    $58,661    $58,628    $ 52,099    $ 83,882    $125,958
Units Outstanding.....................................         856        906        992       1,100       1,324       1,628
Variable Accumulation Unit Value......................    $  64.89    $ 64.76    $ 59.13    $  47.38    $  63.34    $  77.35
Total Return..........................................        0.2%       9.5%      24.8%      (25.2%)     (18.1%)      (4.5%)
Investment Income Ratio...............................          --       1.4%       1.0%        0.8%        0.6%

                                                                          FLEXIBLE PREMIUM POLICIES (B)
                                                       --------------------------------------------------------------------
                                                         2005        2004        2003        2002        2001        2000
                                                       --------------------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets.........................................    $106,028    $111,435    $111,812    $ 97,039    $144,797    $197,591
Units Outstanding..................................       1,819       1,911       2,090       2,252       2,502       2,781
Variable Accumulation Unit Value...................    $  58.27    $  58.30    $  53.50    $  43.08    $  57.88    $  71.05
Total Return.......................................          --        9.0%       24.2%      (25.6%)     (18.5%)      (5.0%)
Investment Income Ratio............................          --        1.4%        1.1%        0.9%        0.6%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets.........................................    $ 11,807    $ 12,147    $ 11,991    $ 10,311    $ 14,842    $ 19,395
Units Outstanding..................................         203         208         224         239         256         273
Variable Accumulation Unit Value...................    $  58.27    $  58.30    $  53.50    $  43.08    $  57.88    $  71.05
Total Return.......................................          --        9.0%       24.2%      (25.6%)     (18.5%)      (5.0%)
Investment Income Ratio............................          --        1.4%        1.0%        0.9%        0.7%

Charges and fees levied by NYLIAC are disclosed in Note 3.

(A) Expenses as a percent of average net assets were 1.25%, excluding expenses of the underlying funds and surrender charges.

(B) Expenses as a percent of average net assets were 1.75%, excluding expenses of the underlying funds, surrender charges, and policy service charges.

                                          NYLIAC MFA SEPARATE ACCOUNTS-I AND -II
                                        TAX-QUALIFIED AND NON-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                                              SINGLE PREMIUM POLICIES (A)
BOND INVESTMENT DIVISIONS                                    --------------------------------------------------------------
                                                              2005       2004       2003       2002       2001       2000
                                                             --------------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets...............................................    $13,876    $14,610    $15,822    $17,277    $18,196    $18,734
Units Outstanding........................................        313        335        372        420        478        531
Variable Accumulation Unit Value.........................    $ 44.34    $ 43.67    $ 42.48    $ 41.15    $ 38.06    $ 35.27
Total Return.............................................       1.5%       2.8%       3.2%       8.1%       7.9%       8.5%
Investment Income Ratio..................................         --       3.5%       3.9%       4.2%       4.6%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets...............................................    $23,046    $24,234    $27,862    $30,073    $30,677    $31,279
Units Outstanding........................................        518        553        653        728        803        884
Variable Accumulation Unit Value.........................    $ 44.51    $ 43.83    $ 42.64    $ 41.31    $ 38.20    $ 35.40
Total Return.............................................       1.5%       2.8%       3.2%       8.1%       7.9%       8.5%
Investment Income Ratio..................................         --       3.4%       3.9%       4.3%       4.6%

                                                                             FLEXIBLE PREMIUM POLICIES (B)
                                                             --------------------------------------------------------------
                                                              2005       2004       2003       2002       2001       2000
                                                             --------------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets...............................................    $32,287    $33,193    $36,131    $37,638    $37,628    $37,963
Units Outstanding........................................        811        844        940      1,006      1,082      1,172
Variable Accumulation Unit Value.........................    $ 39.82    $ 39.31    $ 38.43    $ 37.42    $ 34.78    $ 32.39
Total Return.............................................       1.3%       2.3%       2.7%       7.6%       7.4%       7.9%
Investment Income Ratio..................................         --       3.4%       4.0%       4.3%       4.7%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets...............................................    $ 3,572    $ 3,638    $ 3,817    $ 3,961    $ 4,013    $ 4,216
Units Outstanding........................................         90         92         99        106        115        130
Variable Accumulation Unit Value.........................    $ 39.88    $ 39.37    $ 38.49    $ 37.48    $ 34.84    $ 32.44
Total Return.............................................        1.3       2.3%       2.7%       7.6%       7.4%       7.9%
Investment Income Ratio..................................         --       3.5%       4.0%       4.3%       4.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                              SINGLE PREMIUM POLICIES (A)
MONEY MARKET INVESTMENT DIVISIONS                               --------------------------------------------------------
                                                                 2005      2004      2003      2002      2001      2000
                                                                --------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets..................................................    $1,417    $1,630    $1,939    $2,288    $2,755    $2,847
Units Outstanding...........................................        62        71        84        99       119       126
Variable Accumulation Unit Value............................    $23.03    $22.92    $23.02    $23.15    $23.13    $22.56
Total Return................................................      0.5%     (0.4%)    (0.6%)     0.1%      2.5%      4.8%
Investment Income Ratio.....................................      2.1%      0.8%      0.7%      1.4%      3.8%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets..................................................    $1,644    $1,815    $2,378    $3,119    $4,149    $4,867
Units Outstanding...........................................        71        79       103       135       179       216
Variable Accumulation Unit Value............................    $23.03    $22.92    $23.02    $23.15    $23.13    $22.56
Total Return................................................      0.4%     (0.4%)    (0.6%)     0.1%      2.5%      4.8%
Investment Income Ratio.....................................      2.1%      0.8%      0.7%      1.4%      3.8%

                                                                             FLEXIBLE PREMIUM POLICIES (B)
                                                                --------------------------------------------------------
                                                                 2005      2004      2003      2002      2001      2000
                                                                --------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets..................................................    $2,466    $2,877    $3,680    $4,127    $4,419    $4,890
Units Outstanding...........................................       119       139       177       196       209       236
Variable Accumulation Unit Value............................    $20.68    $20.64    $20.83    $21.06    $21.14    $20.72
Total Return................................................      0.2%     (0.9%)    (1.1%)    (0.4%)     2.0%      4.2%
Investment Income Ratio.....................................      2.1%      0.8%      0.7%      1.4%      3.8%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets..................................................    $  291    $  301    $  363    $  593    $  488    $  545
Units Outstanding...........................................        14        15        17        28        23        26
Variable Accumulation Unit Value............................    $20.68    $20.64    $20.83    $21.06    $21.14    $20.72
Total Return................................................      0.2%     (0.9%)    (1.1%)    (0.4%)     2.0%      4.2%
Investment Income Ratio.....................................      2.1%      0.8%      0.7%      1.3%      3.8%

Charges and fees levied by NYLIAC are disclosed in Note 3.

(A) Expenses as a percent of average net assets were 1.25%, excluding expenses of the underlying funds and surrender charges.

(B) Expenses as a percent of average net assets were 1.75%, excluding expenses of the underlying funds, surrender charges, and policy service charges.

                      (This page intentionally left blank)

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2005
(Unaudited)

                                                              COMMON STOCK        BOND        MONEY MARKET
                                                               INVESTMENT      INVESTMENT      INVESTMENT
                                                                DIVISION        DIVISION        DIVISION
                                                              --------------------------------------------
ASSETS:
  Investment in the MainStay VP Series Fund, Inc., at net
    asset value.............................................  $28,560,160     $10,012,104     $ 1,640,950

LIABILITIES
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk charges......       24,428           8,939           1,437
                                                              ------------    ------------    ------------
      Total net assets......................................  $28,535,732     $10,003,165     $ 1,639,513
                                                              ============    ============    ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................  $28,535,732     $10,003,165     $ 1,639,513
                                                              ============    ============    ============
Identified Cost of Investment...............................  $29,456,808     $ 9,680,948     $ 1,640,997
                                                              ============    ============    ============

STATEMENT OF OPERATIONS
For the six months ended June 30, 2005
(Unaudited)

                                                              COMMON STOCK        BOND        MONEY MARKET
                                                               INVESTMENT      INVESTMENT      INVESTMENT
                                                                DIVISION        DIVISION        DIVISION
                                                              --------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $        --     $        --     $    17,231
  Mortality and expense risk charges........................      (49,431)        (17,468)         (2,810)
                                                              ------------    ------------    ------------
      Net investment income (loss)..........................      (49,431)        (17,468)         14,421
                                                              ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    1,172,547         461,514          40,843
  Cost of investments sold..................................     (879,089)       (421,154)        (40,844)
                                                              ------------    ------------    ------------
      Net realized gain (loss) on investments...............      293,458          40,360              (1)
  Realized gain distribution received.......................           --              --              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................      (73,129)        175,197              (3)
                                                              ------------    ------------    ------------
      Net gain (loss) on investments........................      220,329         215,557              (4)
                                                              ------------    ------------    ------------
        Net increase (decrease) in net assets resulting from
          operations........................................  $   170,898     $   198,089     $    14,417
                                                              ============    ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                                            VLI SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the six months ended June 30, 2005
and year ended December 31, 2004
(Unaudited)

                                                     COMMON STOCK                    BOND                    MONEY MARKET
                                                      INVESTMENT                  INVESTMENT                  INVESTMENT
                                                       DIVISION                    DIVISION                    DIVISION
                                               -------------------------   -------------------------   ------------------------
                                                  2005          2004          2005          2004          2005          2004
                                               --------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss).............  $   (49,431)  $   293,617   $   (17,468)  $   325,531   $    14,421   $    8,224
    Net realized gain (loss) on
      investments............................      293,458       441,173        40,360        26,536            --            1
    Realized gain distribution received......           --            --            --       108,539            (1)          --
    Change in unrealized appreciation
      (depreciation) on investments..........      (73,129)    2,077,630       175,197       (89,831)           (3)         (45)
                                               -----------   -----------   -----------   -----------   -----------   ----------
      Net increase (decrease) in net assets
        resulting from operations............      170,898     2,812,420       198,089       370,775        14,417        8,180
                                               -----------   -----------   -----------   -----------   -----------   ----------
  Contributions and (withdrawals):
    Payments received from policyowners......      698,178     1,363,748       286,404       560,825        52,813      105,674
    Cost of insurance........................     (404,699)     (820,057)     (154,767)     (323,558)      (25,968)     (49,397)
    Policyowners surrenders..................   (1,195,973)   (2,006,979)     (490,335)     (745,639)      (30,389)    (166,700)
    (Withdrawals) due to policy loans........      193,961       276,042        21,942       112,498         5,236       76,402
    Policyowners' death benefits.............     (158,440)     (206,071)      (15,617)      (77,281)       (6,171)     (32,576)
    Transfers between Investment Divisions...      (28,876)       20,033        30,559        (7,471)       (1,174)     (12,721)
                                               -----------   -----------   -----------   -----------   -----------   ----------
      Net contributions and (withdrawals)....     (895,849)   (1,373,284)     (321,814)     (480,626)       (5,653)     (79,318)
                                               -----------   -----------   -----------   -----------   -----------   ----------
    Increase (decrease) attributable to New
      York Life Insurance and Annuity
      Corporation charges retained by the
      Separate Account.......................        1,298        (1,191)         (183)         (311)          (11)          (9)
                                               -----------   -----------   -----------   -----------   -----------   ----------
        Increase (decrease) in net assets....     (723,653)    1,437,945      (123,908)     (110,162)        8,753      (71,147)
NET ASSETS:
    Beginning of period......................   29,259,385    27,821,440    10,127,073    10,237,235     1,630,760    1,701,907
                                               -----------   -----------   -----------   -----------   -----------   ----------
    End of period............................  $28,535,732   $29,259,385   $10,003,165   $10,127,073   $ 1,639,513   $1,630,760
                                               ===========   ===========   ===========   ===========   ===========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------
New York Life Insurance and Annuity Corporation VLI Separate Account ("VLI Separate Account") was established on May 27, 1983, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. This account was established to receive and invest premium payments under variable life insurance policies issued by NYLIAC. Effective July 1, 1988, sales of such policies were discontinued.

    The VLI Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The assets of the VLI Separate Account are invested in shares of the MainStay VP Series Fund, Inc., a diversified open-end management investment company, and are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct.

    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), a wholly-owned subsidiary of New York Life Insurance Company, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC a wholly-owned subsidiary of NYLIM Holdings, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    There are three Investment Divisions within the VLI Separate Account: the Common Stock Investment Division which invests in the MainStay VP Common Stock-Initial Class (formerly known as, "MainStay VP Growth Equity Portfolio--Initial Class"), the Bond Investment Division which invests in the MainStay VP Bond-Initial Class, and the Money Market Investment Division which invests in the MainStay VP Cash Management. Premium payments received are allocated to the Investment Divisions of the VLI Separate Account according to policyowner instructions.

    No Federal income tax is payable on investment income or capital gains of the VLI Separate Account under current Federal income tax law.

    Security Valuation--The investment in the MainStay VP Series Fund, Inc. is valued at the net asset value of shares of the respective fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolios.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 5 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 5, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                                            VLI SEPARATE ACCOUNT

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------
At June 30, 2005, the investment in the MainStay VP Series Fund, Inc. by the respective Investment Divisions of the VLI Separate Account is as follows:

                                                        COMMON STOCK               BOND               MONEY MARKET
                                                     INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                                     -----------------------------------------------------------------
Number of shares.................................            1,381                    736                  1,641
Identified cost..................................          $29,457                $ 9,681                $ 1,641

Transactions in MainStay VP Series Fund, Inc. shares for the six months ended June 30, 2005 were as follows:

                                                        COMMON STOCK               BOND               MONEY MARKET
                                                     INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                                     -----------------------------------------------------------------
Purchases........................................          $   228                $   122                $    50
Proceeds from sales..............................            1,173                    462                     41

--------------------------------------------------------------------------------
NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------
NYLIAC deducts the following charges from annual premiums received for a VLI policy each policy year. A charge of $35 is deducted for administrative expenses (this charge may be slightly higher for policies that pay premiums more frequently than annually). A charge is also deducted to compensate NYLIAC for the costs associated with selling the policy. This charge will never exceed 9% of the sum of the basic premiums paid during the first twenty years. A state premium tax charge of 2% is deducted to pay state premium taxes and a risk charge of 1.5% is deducted for assuming the risk that the insured will die when the minimum guaranteed death benefit is higher than the accumulation value of the policy.

    NYLIAC also deducts a monthly cost of insurance charge to cover the cost of providing life insurance benefits. This charge is based on such factors as gender, duration, underwriting class, issue age of the insured, face amount and the cash value of the policy. This charge is shown as cost of insurance on the accompanying statement of changes in net assets.

    NYLIAC also makes a daily charge to the VLI Separate Account for mortality and expense risks assumed. These charges are made at an annual rate of 0.35% of the daily net asset value of each Investment Division. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.50%. The amount of these charges retained by the Investment Division represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------
The VLI Separate Account does not expect to declare dividends to Policyowners from accumulated net income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, policy loans, or transfers) in excess of the net premium payments.

NOTE 5--Financial Highlights (Net Assets in 000's):
--------------------------------------------------------------------------------
The following table presents financial highlights for each Investment Division as of June 30, 2005 and December 31, 2004, 2003, 2002, 2001, 2000:

COMMON STOCK INVESTMENT DIVISION
                                                2005      2004          2003          2002          2001          2000
                                               -------------------------------------------------------------------------
Net Assets...................................  $28,536   $29,259       $27,821       $22,887       $31,584       $40,275
Investment Income Ratio......................       --       1.4%          1.1%          0.9%          0.7%

BOND INVESTMENT DIVISION
                                                2005      2004          2003          2002          2001          2000
                                               -------------------------------------------------------------------------
Net Assets...................................  $10,003   $10,127       $10,237       $10,217       $ 9,617       $ 9,209
Investment Income Ratio......................       --       3.6%          4.1%          4.4%          4.8%

MONEY MARKET INVESTMENT DIVISION
                                                2005      2004          2003          2002          2001          2000
                                               -------------------------------------------------------------------------
Net Assets...................................  $ 1,640   $ 1,631       $ 1,702       $ 1,689       $ 1,671       $ 1,646
Investment Income Ratio......................      2.1%      0.8%          0.7%          1.3%          3.9%

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average net assets were 0.35%, excluding expenses of the underlying funds, administrative expenses and sales loads.

A MESSAGE FROM
THE CHAIRMAN

The U.S. stock market was relatively volatile during the first six months of 2005 and, as measured by the S&P 500 Index, closed the period slightly below where it started. High oil prices and geopolitical concerns continued to affect the market, but the economic picture brightened when early estimates for first-quarter real gross domestic product were progressively raised in May and June. Overall, the U.S. stock market traded in a relatively narrow range and spent most of the first half of the year below where it began. International stocks in general also declined during the first six months of 2005.

The Federal Reserve raised the federal funds target rate (a key short-term interest rate) four times during the first half of 2005--in February, March, May, and June--with a 25 basis point increase on each occasion. (A basis point is one-hundredth of one percentage point.) At the end of June, the targeted federal funds rate stood at 3.25%. Although inflation spiked in March, overall, the inflation rate remained relatively modest during the first half of the year.

As it happened, the rise in short-term interest rates was not matched at the longer-maturity end of the yield curve, where steady inflows from foreign investors helped support bond prices. That was good news for bond investors, who generally earned positive returns over the first six months of 2005. Emerging-market debt also turned in a strong performance for the first half of the year.

As is our practice, each Portfolio of MainStay VP Series Fund, Inc. pursued its investment objective by consistently seeking to apply an established investment approach. While markets and Portfolio results may vary, we believe that investors appreciate knowing that their investments are being managed according to well-established disciplines that are designed to seek competitive performance over full market cycles. With careful attention to the investment strategies and investment processes outlined in the Prospectus, we seek to avoid style drift and keep our Portfolios on course in all market environments.

The reports that follow discuss in greater detail the specific market conditions and management decisions that affected the Portfolios in the first half of 2005. We are pleased that you have selected MainStay VP Series Fund, Inc. as part of your long-term investment program. We hope that as you review these results, you will measure them in the context of your longer-term goals and lifetime financial objectives.

Sincerely,

/s/ GARY E. WENDLANDT

Gary E. Wendlandt
Chairman of the Board
and Chief Executive Officer
MainStay VP Series Fund, Inc.
July 2005

                                                    www.mainstayfunds.com     23

DEFINITION OF INDICES

THE INFORMATION BELOW IS AN EXPLANATION OF THE VARIOUS INDICES, SERVICE PROVIDERS, AND REFERENCE RATES CITED THROUGHOUT THE PORTFOLIO INVESTMENT AND PERFORMANCE COMPARISONS AND PORTFOLIO MANAGER COMMENTARIES (PAGES 27 THROUGH 41) IMMEDIATELY FOLLOWING THIS SECTION. PLEASE USE THIS AS A REFERENCE.

PLEASE NOTE THAT AN INVESTMENT CANNOT BE MADE DIRECTLY INTO AN INDEX OR AN AVERAGE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RESULTS FOR SECURITIES INDICES ASSUME REINVESTMENT OF ALL INCOME AND CAPITAL GAINS.

Securities in each Portfolio will not precisely match those in the Index, and as a result, performance of the Portfolio will differ.

BALANCED COMPOSITE INDEX is comprised of the Russell Midcap(R) Value Index and the Merrill Lynch Corporate and Government 1-10 Years Bond Index weighted 60%/40%. The Russell Midcap(R) Value Index is an unmanaged index that Measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. Results assume reinvestment of all income and capital gains. The Fund's Balanced Composite Index is considered to be the Fund's broad-based securities-market index for comparison purposes. An investment cannot be made directly into an index or a composite.

CREDIT SUISSE FIRST BOSTON(TM) HIGH YIELD INDEX is an unmanaged market-weighted index that includes publicly traded bonds rated below BBB by Standard & Poor's and below Baa by Moody's. The Index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes.

LEHMAN BROTHERS(R) AGGREGATE BOND INDEX (the "Aggregate Index") is an unmanaged index that includes the following other unmanaged Lehman Brothers(R) indices: the Government Index, the Corporate Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. To qualify for inclusion in the Aggregate Index, securities must be investment-grade quality or higher, have at least one year to maturity, and have an outstanding par value of at least $150 million.

LEHMAN BROTHERS(R) GOVERNMENT BOND INDEX is an unmanaged index comprised of U.S. government and agency issues as well as investment-grade fixed-rate debt securities.

LIBOR--LONDON INTERBANK OFFERED RATE is the rate that the most creditworthy international banks dealing in Eurodollars charge each other for large loans. The LIBOR rate is usually the base for other large Eurodollar loans to less creditworthy corporate and government borrowers.

LIPPER INC. is an independent fund performance monitor. Results are based on total returns with all dividend and capital-gain distributions reinvested.

LIPPER MONEY MARKET FUNDS INDEX tracks the performance of the 30 largest money-market funds, adjusted for the reinvestment of capital gain and income distributions. You cannot invest directly in an index.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with dividends and capital gains reinvested. Results do not reflect any deduction of sales charges.

MERRILL LYNCH ALL CONVERTIBLE SECURITIES INDEX is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the Index, bonds and preferred stocks must be convertible only to common stock and have a market value or original par value of at least $50 million.

MERRILL LYNCH CORPORATE AND GOVERNMENT MASTER INDEX is an unmanaged index consisting of issues of the U.S. government and its agencies as well as investment-grade corporate securities.

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, AND FAR EAST INDEX--THE MSCI EAFE(R) INDEX--is an unmanaged free float-adjusted market-capitalization index that is designed to measure developed-market equity performance, excluding the United States and Canada. As of December 2003, the MSCI EAFE(R) Index consisted of the following 21 developed-market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

NASDAQ COMPOSITE INDEX is an unmanaged, market-value weighted index that measures all Nasdaq domestic and non-U.S. based common stocks listed on The NASDAQ Stock Market and includes over 5,000 companies. Each company's security affects the Index in proportion to its market value. The market value, the last sale price multiplied by total shares outstanding, is calculated throughout the trading day, and is related to the total value of the Index. An investment cannot be made directly into an index.

RUSSELL 1000(R) INDEX is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index based on total market capitalization. The Index does not reflect fees or expenses.

RUSSELL 1000(R) GROWTH INDEX is an unmanaged index that measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Index does not reflect fees or expenses.

RUSSELL 1000(R) VALUE INDEX is an unmanaged index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted

 24   MainStay VP Series Fund, Inc.

growth values. The Index does not reflect fees or expenses.

RUSSELL 2000(R) INDEX is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Index does not reflect fees or expenses.

RUSSELL 2000(R) GROWTH INDEX is an unmanaged index that measures the performance of those Russell 2000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Index does not reflect fees or expenses.

RUSSELL 2000(R) VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Index does not reflect fees or expenses.

RUSSELL 2500(TM) GROWTH INDEX is an unmanaged index that measures the performance of those Russell 2500(TM) companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500(TM) Index measures the performance of the 2,500 smallest companies in the Russell 3000(R) Index. The Index does not reflect fees or expenses.

RUSSELL 3000(R) INDEX is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect fees or expenses.

RUSSELL MIDCAP(R) INDEX is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index. The Index does not reflect fees or expenses.

RUSSELL MIDCAP(R) GROWTH INDEX is an unmanaged index that measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and high forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. The Index does not reflect fees or expenses.

RUSSELL MIDCAP(R) VALUE INDEX is an unmanaged index that measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. The Index does not reflect fees or expenses.

S&P 500/BARRA VALUE(R) INDEX is an unmanaged capitalization-weighted index of all stocks in the S&P 500(R) Index that have higher book-to-price ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500(R) Index is in the S&P 500/Barra Value(R) Index.

S&P MIDCAP 400(R) INDEX is an unmanaged market-value weighted index that consists of 400 domestic common stocks chosen for market size, liquidity, and industry-group representation and is generally considered representative of the market for domestic midcap stocks. Results assume reinvestment of all income and capital gains.

THE S&P SMALLCAP 600(R) INDEX is an unmanaged index and is widely recognized as the standard for measuring small-cap U.S. stock market performance.

THE S&P SMALLCAP 600(R)/BARRA GROWTH INDEX is an unmanaged index consisting of those S&P SmallCap 600(R) stocks with lower book-to-price ratios. The S&P SmallCap 600(R)/Barra Value Index is an unmanaged index consisting of those S&P SmallCap 600(R) stocks with higher book-to-price ratios. Together, the two indices "add up" to the full S&P SmallCap 600(R) Index.

THE S&P SMALLCAP 600(R)/BARRA VALUE INDEX is an unmanaged index consisting of those S&P SmallCap 600(R) stocks with higher book-to-price ratios. The S&P SmallCap 600(R)/Barra Growth Index is an unmanaged index consisting of those S&P SmallCap 600(R) stocks with lower book-to-price ratios. Together, the two indices "add up" to the full S&P SmallCap 600(R) Index.

STANDARD AND POOR'S 500 COMPOSITE STOCK PRICE INDEX(R) AND S&P 500(R) INDEX are registered trademarks of The McGraw-Hill Companies, Inc. The Portfolios in this report using this Index are not sponsored, endorsed, sold, or promoted by Standard & Poor's Corporation. The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance.

TOTAL RETURN CORE COMPOSITE INDEX is an unmanaged index that is comprised of the Russell 1000(R) Index and the Lehman Brothers(R) Aggregate Bond Index weighted 60%/40%, respectively.

TOTAL RETURN GROWTH COMPOSITE INDEX is an unmanaged index that is comprised of the Russell 1000(R) Growth Index and the Lehman Brothers(R) Aggregate Bond Index, weighted 60%/40%, respectively.

                                                    www.mainstayfunds.com     25

                                                          SEC File Nos. 002-8602
                                                                       811-03833

                         MAINSTAY VP SERIES FUND, INC.

                Supplement dated August 12, 2005 ("Supplement")
                      to the Prospectus dated May 1, 2005

     This Supplement updates certain information contained in the Prospectus ("Prospectus") for MainStay VP Series Fund, Inc. ("Fund"). You may obtain copies of the Fund's Prospectus and Statement of Additional Information free of charge, upon request, by calling toll free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010.

1. MAINSTAY VP BOND PORTFOLIO

     (a) The first two sentences of the fourth paragraph under the Section entitled, "Principal Risks" for the MainStay VP Bond Portfolio are deleted and replaced with the following sentence:

     "The Portfolio may engage in securities lending."

     (b) The following new paragraph is added to the end of the Section entitled, "Investment Process" for the MainStay VP Bond Portfolio:

     "The Portfolio may invest in dollar rolls. A dollar roll is a transaction in which a Portfolio sells securities from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. The Portfolio will maintain a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price, including accrued interest."

2. THE FUND AND ITS MANAGEMENT -- THE MANAGER

     The following new fourth paragraph is added to the Section entitled "The Fund and Its Management -- The Manager":

     "Effective August 1, 2005, pursuant to an agreement with NYLIM, Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02117, provides sub-administration and sub-accounting services for the Portfolios. These services include calculating daily net asset values of the Portfolios, maintaining general ledger and sub-ledger accounts for the calculation of the Portfolios' respective net asset values, and assisting NYLIM in conducting various aspects of the Portfolios' administrative operations. For providing these services to the Portfolios, IBT is compensated by NYLIM."

3. CUSTODIAN

     The paragraph under the Section entitled "CUSTODIAN" is deleted and replaced with the following:

CUSTODIAN

     "Effective August 1, 2005, Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, P.O. Box 9130, Boston, Massachusetts, 02117, is the Custodian for cash and securities for the Portfolios. It also has subcustodial agreements for holding these Portfolios' foreign assets."

 26   MainStay VP Series Fund, Inc.

MAINSTAY VP BOND PORTFOLIO

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019.

 INITIAL CLASS                                                     AS OF 6/30/05
--------------------------------------------------------------------------------

                            SIX      ONE    FIVE     TEN
TOTAL RETURNS              MONTHS   YEAR    YEARS   YEARS
---------------------------------------------------------
After Portfolio operating
  expenses                 2.17%    6.37%   7.21%   6.44%

                                            (After Portfolio operating expenses)

                                                                             MERRILL LYNCH CORPORATE
                                                    MAINSTAY VP BOND          AND GOVERNMENT MASTER          LEHMAN BROTHERS
                                                        PORTFOLIO                     INDEX               AGGREGATE BOND INDEX
                                                    ----------------         -----------------------      --------------------
6/30/95                                                   10000                       10000                       10000
                                                          10379                       10465                       10502
                                                          11143                       11279                       11358
                                                          12416                       12556                       12555
                                                          12739                       12897                       12950
                                                          13180                       13455                       13541
                                                          14594                       14947                       15061
                                                          15618                       16176                       16361
                                                          17484                       18276                       18062
                                                          17553                       18162                       18120
6/30/05                                                   18671                       19491                       19353

  -- MainStay VP Bond Portfolio   -- Lehman Brothers Aggregate Bond
                                  Index
  -- Merrill Lynch Corporate and Government Master Index

 SERVICE CLASS(1)                                                  AS OF 6/30/05
--------------------------------------------------------------------------------

                            SIX      ONE    FIVE     TEN
TOTAL RETURNS              MONTHS   YEAR    YEARS   YEARS
---------------------------------------------------------
After Portfolio operating
  expenses                 2.05%    6.11%   6.95%   6.17%

                                            (After Portfolio operating expenses)

                                                                             MERRILL LYNCH CORPORATE
                                                    MAINSTAY VP BOND          AND GOVERNMENT MASTER          LEHMAN BROTHERS
                                                        PORTFOLIO                     INDEX               AGGREGATE BOND INDEX
                                                    ----------------         -----------------------      --------------------
6/30/95                                                   10000                       10000                       10000
                                                          10352                       10465                       10502
                                                          11085                       11279                       11358
                                                          12320                       12556                       12555
                                                          12608                       12897                       12950
                                                          13011                       13455                       13541
                                                          14370                       14947                       15061
                                                          15340                       16176                       16361
                                                          17130                       18276                       18062
                                                          17156                       18162                       18120
6/30/05                                                   18204                       19491                       19353

  -- MainStay VP Bond Portfolio   -- Lehman Brothers Aggregate Bond
                                  Index
  -- Merrill Lynch Corporate and Government Master Index

                                                          SIX      ONE    FIVE       TEN
BENCHMARKS                                               MONTHS   YEAR    YEARS     YEARS

Lehman Brothers Aggregate Bond Index*                    2.51%    6.80%   7.40%     6.83%
Merrill Lynch Corporate and Government Master Index*      2.87    7.32    7.69       6.90

PERFORMANCE TABLES AND GRAPHS DO NOT REFLECT ANY DEDUCTION OF SALES CHARGES, MORTALITY AND EXPENSE CHARGES, CONTRACT CHARGES, OR ADMINISTRATIVE CHARGES. RETURNS REFLECTIVE OF THESE CHARGES ARE PROVIDED IN THE BEGINNING OF THIS BOOK.

1. Performance for the Service Class shares, first offered 6/4/03, includes the historical performance of the Initial Class shares from 1/1/95 through 6/3/03, adjusted to reflect the fees and expenses for Service Class shares.

* Please refer to pages 24 and 25 for additional explanations and disclosure regarding the Portfolios, their benchmark indices, and other indices, averages, and service providers mentioned in the reports.

                                                    www.mainstayfunds.com     27

 COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY VP BOND PORTFOLIO
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

EXAMPLE
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios. The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2005, to June 30, 2005.

This example illustrates your Portfolio's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            1/1/05            6/30/05           PERIOD(1)           6/30/05            PERIOD(1)
---------------------------------------------------------------------------------------------------------------------------

INITIAL CLASS                         $1,000.00         $1,021.70            $2.71            $1,022.30             $2.71
---------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS                         $1,000.00         $1,020.55            $3.96            $1,021.05             $3.96
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Portfolio's annualized expense ratio of each class (0.54% for Initial Class and 0.79% for Service Class) multiplied by the average account value over the period, divided by 365, multiplied by 181 (to reflect the one-half year period).

 28   MainStay VP Series Fund, Inc.

 PORTFOLIO COMPOSITION AS OF JUNE 30, 2005

                       (PORTFOLIO COMPOSITION PIE CHART)

U.S. Government & Federal Agencies                                       58.2%
Corporate Bonds                                                          33.7%
Short-Term Investments                                                   21.1%
Foreign Corporate Bonds                                                   2.8%
Asset-Backed Securities                                                   2.1%
Mortgage-Backed Security                                                  2.1%
Liabilities in Excess of Cash and Other Assets                          -20.0%

See Portfolio of Investments on page 42 for specific holdings within these categories.

   TOP TEN HOLDINGS AS OF JUNE 30, 2005 (EXCLUDING SHORT-TERM INVESTMENTS)

 1. Federal Home Loan Mortgage Association, 5.00%, due 8/11/35 TBA
 2. Federal Home Loan Mortgage Association, 5.50%, due 8/15/34 TBA
 3. Federal National Mortgage Association, 5.50%, due 8/15/35 TBA
 4. Federal Home Loan Mortgage Association, 6.00%, due 8/1/34
 5. Federal National Mortgage Association, 5.50%, due 9/1/33
 6.  U.S. Treasury Note, 3.375%, due 2/15/08
 7. Federal Home Loan Mortgage Association, 4.50%, due 7/15/20 TBA
 8.  U.S. Treasury Note, 3.75%, due 5/15/08
 9.  U.S. Treasury Note, 3.625%, due 1/15/10
10.  Morgan Stanley Capital I Series 2004-HQ3 Class
     A4, 4.80%, due 1/13/41

                                                    www.mainstayfunds.com     29

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by Portfolio Managers Donald F. Serek, Thomas Volpe, Jr., and Michael J. Pagano of New York Life Investment Management LLC.

MAINSTAY VP BOND PORTFOLIO

CAN YOU BRIEFLY DESCRIBE THE PORTFOLIO'S INVESTMENT APPROACH?

We seek to achieve the highest income over the long term consistent with the preservation of principal. The Portfolio normally invests 80% of its assets in bonds, which include all types of debt securities. At least 65% of the Portfolio's total assets are rated Baa or better by Moody's(1) or BBB or better by Standard & Poor's at the time of purchase, or if unrated, are deemed by the Manager to be of comparable quality. The Portfolio's investment process may include consideration of economic cycles, interest-rate trends, and fundamental and technical analysis.

HOW DID THE PORTFOLIO PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE FIRST HALF OF 2005?

For the six months ended June 30, 2005, MainStay VP Bond Portfolio returned 2.17% for Initial Class shares and 2.05% for Service Class shares. Both share classes underperformed the 2.33% return of the average Lipper* Variable Products Corporate Debt A Rated Portfolio over the same period. Both share classes also underperformed the 2.51% return of Lehman Brothers(R) Aggregate Bond Index,* the Portfolio's primary benchmark, for the six months ended June 30, 2005. The Portfolio underperformed its primary benchmark in part because of an overweighted position in corporate bonds, which underperformed U.S. Treasurys for the six-month reporting period.

WHAT SIGNIFICANT FACTORS INFLUENCED THE BOND MARKETS IN THE FIRST SIX MONTHS OF 2005?

The bond markets were affected by the changing outlook for the economy and for inflation. Interest rates rose and declined several times during the first half of the year, whenever the market's consensus on growth and inflation changed. When the outlook for the economy was bullish or inflation trends seemed to be accelerating, interest rates generally went up. When the outlook for the economy was bearish or inflationary pressures seemed to be decelerating, interest rates generally went down.

The Federal Open Market Committee continued to tighten monetary policy by raising the federal funds target rate four times during the first half of 2005. At the end of June 2005, the target rate stood at 3.25%--compared to 2.25% when the year began.

When the outlook for the economy appeared more favorable, corporate-bond yield spreads(2) generally contracted, which increased bond values. When the outlook was more bearish, corporate-bond spreads generally widened, which lowered bond values. During the reporting period, an elevated level of event risk--for specific issuers and for the market as a whole--weighed heavily on corporate-bond spreads.

Mortgage-backed securities are most likely to be affected by the general level of interest rates, the amount of interest-rate volatility, and the shape of the yield curve.

HOW DID YOU MANAGE THE PORTFOLIO'S DURATION DURING THE FIRST HALF OF 2005?

We maintained a relatively neutral duration strategy during the first half of the year. As a result, duration had little impact on the Portfolio's performance relative to the Lehman Brothers(R) Aggregate Bond Index.

1. Bonds rated Baa by Moody's Investors Service are considered by Moody's to be medium-grade obligations (i.e., obligations that Moody's believes are neither highly protected nor poorly secured). It is Moody's opinion that interest payments and principal security appear adequate for the present, but that certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Moody's believes that such bonds lack outstanding investment characteristics and that they in fact have speculative characteristics as well. Debt rated BBB by Standard & Poor's is deemed by Standard & Poor's to exhibit adequate protection parameters. It is the opinion of Standard & Poor's, however, that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation than would be the case for debt in higher-rated categories. When applied to Portfolio holdings, ratings are based solely on the creditworthiness of the bonds in the Portfolio and are not meant to represent the security or safety of the Portfolio.


2. The terms "spread" and "yield spread" are often used to refer to the difference in yield between securities of a particular asset category, maturity, or credit quality and comparable U.S. Treasury securities.

* Please refer to pages 24 and 25 for additional explanations and disclosure regarding the Portfolios, their benchmark indices, and other indices, averages, and service providers mentioned in the reports.

 30   MainStay VP Series Fund, Inc.

HOW DID YOU POSITION THE PORTFOLIO DURING THE REPORTING PERIOD?

The Portfolio maintained a market weight in mortgage-backed securities, an underweighted position in U.S. government and agency securities, and an overweighted position in corporate bonds.

As of June 30, 2005, the Portfolio was overweighted relative to the Lehman Brothers(R) Aggregate Bond Index in corporate bonds, modestly underweighted in mortgage-backed securities, and underweighted relative to the Portfolio's primary benchmark in U.S. Treasury and agency securities. The relationship between the Portfolio and its primary benchmark at the end of June was similar to that at the beginning of 2005.

During the first half of 2005, however, the Portfolio's allocation to corporate bonds varied. As credit spreads tightened during the first quarter, we reduced the Portfolio's allocation to corporate bonds during each of the first three months of the year. Even so, the Portfolio remained overweighted in those credits relative to the Index. When credit spreads widened in the second half of March, in April, and in the first half of May, we gradually raised the Portfolio's exposure to corporate bonds. Unfortunately, the overweighted position in corporate bonds had an adverse impact on performance, particularly in March and April.

WHAT IS YOUR OUTLOOK FOR THE BOND MARKET AND THE PORTFOLIO?

Consensus forecasts suggest that we will see moderating economic growth and benign inflation. Under this scenario, we would expect the credit component of the market to be the key driver of returns. We expect corporate bond spreads to be range bound or modestly tighter over the balance of the summer. We are cautiously optimistic about the fall. The technical picture is expected to be sound, and fundamentals, while past their prime, may remain reasonably strong. Our primary concern will continue to be event risk for individual issuers, for specific industries, or for the market as a whole. In the mortgage-backed securities sector, we expect volatility and supply to be among the keys to performance for the balance of the year. If volatility and supply both stay within reasonable ranges, we believe mortgage-backed securities will remain attractive.

The opinions expressed are those of the Portfolio Managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.


MainStay VP Bond Portfolio is a portfolio of the MainStay VP Series Fund, Inc. The views of New York Life Investment Management LLC, the Portfolio's advisor, and the Portfolio's holdings described in this report are as of June 30, 2005; these views and holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities. The Portfolio is not insured by the FDIC, is not a deposit or other obligation of, or guaranteed by any bank, and is subject to investment risks including loss of principal amount invested. For a more detailed discussion of the risks associated with the Portfolio, see the Portfolio's Prospectus.

The Portfolio may invest in derivatives, which may increase the volatility of the Portfolio's net asset value and may result in a loss to the Portfolio.

The Investment and Performance Comparison and the Portfolio Management Discussion and Analysis for this Portfolio have not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages 24 and 25 for additional explanations and disclosure regarding the Portfolios, their benchmark indices, and other indices, averages, and service providers mentioned in the reports.

                                                    www.mainstayfunds.com     31

MAINSTAY VP CASH MANAGEMENT PORTFOLIO

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019.

AN INVESTMENT IN THE PORTFOLIO IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

 INITIAL CLASS                                                     AS OF 6/30/05
--------------------------------------------------------------------------------

                          SIX      ONE    FIVE     TEN
TOTAL RETURNS(1)         MONTHS   YEAR    YEARS   YEARS
-------------------------------------------------------
After Portfolio
  operating
  expenses               1.07%    1.64%   2.18%   3.66%
7-DAY CURRENT YIELD -- 2.60%

                                            (After Portfolio operating expenses)

                                                                MAINSTAY VP CASH MANAGEMENT          LIPPER MONEY MARKET FUND
                                                                         PORTFOLIO                            INDEX
                                                                ---------------------------          ------------------------
6/30/95                                                                    10000                              10000
                                                                           10521                              10522
                                                                           11053                              11051
                                                                           11637                              11626
                                                                           12202                              12181
                                                                           12864                              12830
                                                                           13589                              13539
                                                                           13883                              13825
                                                                           14015                              13957
                                                                           14096                              14026
6/30/05                                                                    14327                              14249

  --   MainStay VP Cash Management Portfolio  --   Lipper Money Market Fund Index

                                                            SIX      ONE    FIVE     TEN
BENCHMARK                                                  MONTHS   YEAR    YEARS   YEARS

Lipper Money Market Fund Index*                            1.05%    1.59%   2.12%   3.60%

PERFORMANCE TABLES AND GRAPHS DO NOT REFLECT ANY DEDUCTION OF SALES CHARGES, MORTALITY AND EXPENSE CHARGES, CONTRACT CHARGES, OR ADMINISTRATIVE CHARGES. RETURNS REFLECTIVE OF THESE CHARGES ARE PROVIDED IN THE BEGINNING OF THIS BOOK.

1. As of 6/30/05, MainStay VP Cash Management Portfolio had an effective 7-day yield of 2.63% and a current yield of 2.60%. These yields reflect certain expense limitations. Had these expense limitations not been in effect, the effective 7-day yield and the current 7-day yield would have been 2.63% and 2.60%, respectively. These expense limitations are voluntary and may be terminated or revised at any time. The current yield is more reflective of the Portfolio's earnings than the total return.

* Please refer to pages 24 and 25 for additional explanations and disclosure regarding the Portfolios, their benchmark indices, and other indices, averages, and service providers mentioned in the reports.

 32   MainStay VP Series Fund, Inc.

 COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY VP CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

EXAMPLE
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios. The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2005, to June 30, 2005.

This example illustrates your Portfolio's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                      ENDING ACCOUNT                         VALUE (BASED
                                                       VALUE (BASED                        ON HYPOTHETICAL
                                      BEGINNING         ON ACTUAL          EXPENSES         5% ANNUALIZED         EXPENSES
                                       ACCOUNT         RETURNS AND           PAID             RETURN AND            PAID
                                        VALUE           EXPENSES)           DURING         ACTUAL EXPENSES)        DURING
SHARE CLASS                            1/1/05            6/30/05           PERIOD(1)           6/30/05            PERIOD(1)
---------------------------------------------------------------------------------------------------------------------------

INITIAL CLASS                         $1,000.00         $1,010.65            $2.74            $1,022.25             $2.76
---------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Portfolio's annualized expense ratio of 0.55% multiplied by the average account value over the period, divided by 365, multiplied by 181 (to reflect the one-half year period).

                                                    www.mainstayfunds.com     33

 PORTFOLIO COMPOSITION AS OF JUNE 30, 2005

                       (PORTFOLIO COMPOSITION PIE CHART)

Commercial Paper                                                         55.5%
U.S. Government& Federal Agencies                                        27.9%
Medium-Term Notes                                                         7.1%
Corporate Bond                                                            6.2%
Bank Note                                                                 1.2%
Foreign Government                                                        1.0%
Certificate of Deposit                                                    1.0%
Cash and Other Assets (less liabilities)                                  0.1%

See Portfolio of Investments on page 52 for specific holdings within these categories.

 34   MainStay VP Series Fund, Inc.

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by Portfolio Managers Claude Athaide, Ph.D., CFA, and Christopher Harms of MacKay Shields LLC.

MAINSTAY VP CASH MANAGEMENT PORTFOLIO

CAN YOU BRIEFLY DESCRIBE THE PORTFOLIO'S INVESTMENT APPROACH?

The Portfolio invests in short-term dollar denominated securities that mature in 397 days or less. The weighted average Portfolio maturity will not exceed 90 days. The Portfolio may invest in U.S. government securities; bank and bank holding company obligations, such as CDs and bankers' acceptances; commercial paper, which is short-term unsecured loans to corporations; other corporate loans of one year or less; and dollar-denominated loans to U.S. and foreign issuers and securities of foreign branches of U.S. banks and foreign banks, such as negotiable CDs, also known as Eurodollars. These securities may be variable-rate notes, floating-rate notes, and mortgage-related and asset-backed securities. To help mitigate the risk of loss, all securities purchased by the Portfolio must meet the requirements of Rule 2a-7 under the Investment Company Act of 1940.

HOW DID THE PORTFOLIO PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE FIRST SIX MONTHS OF 2005?

For the seven-day period ended June 30, 2005, MainStay VP Cash Management Portfolio Initial Class Shares provided a current yield of 2.60% and an effective yield of 2.63%. For the six months ended June 30, 2005, Initial class shares returned 1.07%. The Portfolio matched the 1.07% return of the average Lipper* Variable Products Money Market Portfolio over the same period. The Portfolio outperformed the 1.05% return of the Lipper Money Market Fund Index,* the Portfolio's benchmark, for the six months ended June 30, 2005.

WHAT MAJOR FACTORS AFFECTED THE MONEY MARKET DURING THE FIRST HALF OF 2005?

The U.S. economy grew at a 3.8% seasonally adjusted annual rate in the first quarter of 2005, the same rate at which it grew during the last quarter of 2004. During the first six months of 2005, the Federal Open Market Committee met four times and raised the targeted federal funds rate by 25 basis points on each occasion. (A basis point is one-hundredth of one percentage point.) At the end of June, the federal funds target rate was 3.25%.

Over the course of the reporting period, the yield on the benchmark three-month Treasury bill rose from 2.23% to 3.12% while three-month LIBOR* rose from 2.56% to 3.51%. Nonfarm payrolls increased by an average of 180,000 per month over the last three-and six-month periods. Despite a rise in the price of crude oil over the last 12 months, inflation has remained in check. The Consumer Price Index increased 2.5% year-over-year in June, down from 3.5% year-over-year in April.

WHAT FACTORS AFFECTED THE PORTFOLIO'S PERFORMANCE DURING THE REPORTING PERIOD?

The amount by which the targeted federal funds rate rose during the first six months of 2005 had a negative impact on the performance of the Portfolio early in the year.

HOW WAS THE PORTFOLIO POSITIONED DURING THE REPORTING PERIOD?

The Portfolio invested in securities issued by the U.S. Treasury and government-sponsored agencies and in securities rated Tier 1 that were issued by finance, insurance, brokerage, and industrial companies, as well as banks and bank holding companies. Tier 1 securities are securities in the highest rating category of major rating agencies.

As of June 30, 2005, the average maturity of the Portfolio was approximately 54 days.

DID ECONOMIC FORCES AFFECT THE PORTFOLIO DURING THE FIRST HALF OF 2005?

The yield curve flattened significantly during the reporting period, and the dollar strengthened against the major currencies. Even so, the Federal Reserve still maintains that monetary policy is accommodative. The statement released after the Federal Open Market Committee Meeting on June 30, 2005, suggested that additional interest-rate hikes were likely.

* Please refer to pages 24 and 25 for additional explanations and disclosure regarding the Portfolios, their benchmark indices, and other indices, averages, and service providers mentioned in the reports.

                                                    www.mainstayfunds.com     35

WHAT CHANGES IN INTEREST RATES ARE INVESTORS ANTICIPATING?

At the end of June, federal funds futures contracts implied that the Federal Open Market Committee would raise the targeted federal funds rate by 25 basis points in August. The October federal funds futures contract recently priced in a 3.75% federal funds target rate following the September FOMC meeting. At the beginning of June, this contract was implying that the federal funds target rate in September would be about 3.5%.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

We currently believe that the Federal Open Market Committee will raise the federal funds target rate in August and September. We intend to purchase securities maturing in September and beyond, because we feel that the forward rates implied in the prices of these securities are attractive. Whatever the economy or the money markets may bring, we will continue to pursue as high a level of current income as is considered consistent with the preservation of capital and liquidity.

The opinions expressed are those of the Portfolio Managers as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.


MainStay VP Cash Management Portfolio is a portfolio of the MainStay VP Series Fund, Inc. MacKay Shields LLC serves as subadvisor to this Portfolio. The views of MacKay Shields LLC, the Portfolio's subadvisor, and the Portfolio's holdings described in this report are as of June 30, 2005; these views and holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities. The Portfolio is not insured by the FDIC, is not a deposit or other obligation of, or guaranteed by any bank, and is subject to investment risks including loss of principal amount invested. For a more detailed discussion of the risks associated with the Portfolio, see the Portfolio's Prospectus.

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

The Investment and Performance Comparison and the Portfolio Management Discussion and Analysis for this Portfolio have not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages 24 and 25 for additional explanations and disclosure regarding the Portfolios, their benchmark indices, and other indices, averages, and service providers mentioned in the reports.

 36   MainStay VP Series Fund, Inc.

MAINSTAY VP COMMON STOCK PORTFOLIO

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019.

 INITIAL CLASS                                                     AS OF 6/30/05
--------------------------------------------------------------------------------

                            SIX      ONE     FIVE     TEN
TOTAL RETURNS              MONTHS   YEAR    YEARS    YEARS
----------------------------------------------------------
After Portfolio operating
  expenses                 0.82%    8.69%   -3.46%   9.58%

                                            (After Portfolio operating expenses)

                                                   MAINSTAY VP COMMON
                                                     STOCK PORTFOLIO              S&P 500 INDEX            RUSSELL 1000 INDEX
                                                   ------------------             -------------            ------------------
6/30/95                                                   10000                       10000                       10000
                                                          12660                       12600                       12626
                                                          15940                       16972                       16699
                                                          20565                       22091                       21734
                                                          25285                       27119                       26500
                                                          29782                       29084                       28950
                                                          25025                       24771                       24621
                                                          20361                       20315                       20218
                                                          19343                       20366                       20411
                                                          22978                       24258                       24387
6/30/05                                                   24975                       25792                       26320

  --   MainStay VP Common Stock Portfolio  --   Russell 1000 Index
  --   S&P 500 Index

 SERVICE CLASS(1)                                                  AS OF 6/30/05
--------------------------------------------------------------------------------

                            SIX      ONE     FIVE     TEN
TOTAL RETURNS              MONTHS   YEAR    YEARS    YEARS
----------------------------------------------------------
After Portfolio operating
  expenses                 0.69%    8.42%   -3.70%   9.32%

                                            (After Portfolio operating expenses)

                                                   MAINSTAY VP COMMON
                                                     STOCK PORTFOLIO              S&P 500 INDEX            RUSSELL 1000 INDEX
                                                   ------------------             -------------            ------------------
6/30/95                                                   10000                       10000                       10000
                                                          12630                       12600                       12626
                                                          15866                       16972                       16699
                                                          20424                       22091                       21734
                                                          25053                       27119                       26500
                                                          29440                       29084                       28950
                                                          24680                       24771                       24621
                                                          20030                       20315                       20218
                                                          18981                       20366                       20411
                                                          22493                       24258                       24387
6/30/05                                                   24387                       25792                       26320

  --   MainStay VP Common Stock Portfolio  --   Russell 1000 Index
  --   S&P 500 Index

                                                          SIX      ONE     FIVE     TEN
BENCHMARKS                                               MONTHS   YEAR    YEARS    YEARS
S&P 500(R) Index*                                        -0.81%   6.32%   -2.37%    9.94%
Russell 1000(R) Index*                                    0.11    7.92    -1.89    10.16

PERFORMANCE TABLES AND GRAPHS DO NOT REFLECT ANY DEDUCTION OF SALES CHARGES, MORTALITY AND EXPENSE CHARGES, CONTRACT CHARGES, OR ADMINISTRATIVE CHARGES. RETURNS REFLECTIVE OF THESE CHARGES ARE PROVIDED IN THE BEGINNING OF THIS BOOK.

1. Performance for the Service Class shares, first offered 6/5/03, includes the historical performance of the Initial Class shares from 1/1/95 through 6/4/03, adjusted to reflect the fees and expenses for Service Class shares.

* Please refer to pages 24 and 25 for additional explanations and disclosure regarding the Portfolios, their benchmark indices, and other indices, averages, and service providers mentioned in the reports.

                                                    www.mainstayfunds.com     37

 COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY VP COMMON STOCK PORTFOLIO
--------------------------------------------------------------------------------

The example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

EXAMPLE
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees, if applicable, exchange fees, and sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other portfolios. The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2005 to June 30, 2005.

This example illustrates your Portfolio's ongoing costs in two ways:

ACTUAL EXPENSES
The second and third data columns in the table below provide information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The fourth and fifth data columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, if applicable, exchange fees, or sales charges (loads). Therefore, the fourth and fifth data columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            ENDING ACCOUNT
                                                                                                VALUE
                                                       ENDING ACCOUNT                         (BASED ON
                                                        VALUE (BASED                         HYPOTHETICAL
                                       BEGINNING         ON ACTUAL          EXPENSES          5% RETURN          EXPENSES
                                        ACCOUNT         RETURNS AND           PAID            AND ACTUAL           PAID
                                         VALUE           EXPENSES)           DURING           EXPENSES)           DURING
SHARE CLASS                             1/1/05            6/30/05           PERIOD(1)          6/30/05           PERIOD(1)
--------------------------------------------------------------------------------------------------------------------------

INITIAL CLASS                          $1,000.00         $1,008.15            $2.64           $1,022.35            $2.66
--------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS                          $1,000.00         $1,006.90            $3.88           $1,021.10            $3.91
--------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Portfolio's annualized expense ratio of each class (0.82% for Initial Class and 0.69% for Service Class) multiplied by the average account value over the period, divided by 365, multiplied by 181 (to reflect the one-half year period).

 38   MainStay VP Series Fund, Inc.

 PORTFOLIO COMPOSITION AS OF JUNE 30, 2005

                       (PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                                            100%
Investment Company                                                       0.4%
Liabilities in Excess of Cash and Other Assets                           0.4%

See Portfolio of Investments on page 59 for specific holdings within these categories.

   TOP TEN HOLDINGS AS OF JUNE 30, 2005 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  ExxonMobil Corp.
 2.  General Electric Co.
 3.  Johnson & Johnson
 4.  Pfizer, Inc.
 5.  Altria Group, Inc.
 6.  Gillette Co. (The)
 7.  Nextel Communications, Inc.
 8.  Microsoft Corp.
 9.  International Business Machines Corp.
10.  MBNA Corp.

                                                    www.mainstayfunds.com     39

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by Portfolio Manager Harvey Fram of New York Life Investment Management LLC

MAINSTAY VP COMMON STOCK PORTFOLIO

CAN YOU BRIEFLY DESCRIBE THE PORTFOLIO'S INVESTMENT APPROACH?

The Portfolio seeks long term growth of capital and normally invests at least 80% of its assets in common stocks. The Portfolio's management process is based on a bottom-up, quantitative model. We seek to identify large-cap companies that have a high probability of outperforming the S&P 500(R) Index* over the following six to 12 months. The Portfolio is managed with a large-cap core orientation and is benchmarked to the S&P 500(R) Index.*

HOW DID THE PORTFOLIO PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK DURING THE FIRST SIX MONTHS OF 2005?

For the six months ended June 30, 2005, MainStay VP Common Stock Portfolio returned 0.82% for Initial Class shares and 0.69% for Service Class shares. Both share classes outperformed the -0.76% return of the average Lipper* Variable Products Large-Cap Core Portfolio over the same period. Both share classes also outperformed the -0.81% return of the S&P 500(R) Index,* the primary benchmark, for the six months ended June 30, 2005.

The Portfolio's outperformance resulted largely from strong relative performance in the energy, health care equipment & services, retailing, and utilities industry groups.

WHAT MAJOR FACTORS AFFECTED THE STOCK MARKET DURING THE FIRST HALF OF 2005?

During the reporting period, mid-capitalization stocks generally outperformed small- and large-cap issues. Among mid- and large-cap issues, value stocks outperformed growth issues. Among small-cap issues, results varied by data source.(1) Throughout much of the first half of 2005, the domestic equity market was focused on such factors as instability in the Middle East, job growth concerns, and fluctuating crude oil prices.

HOW DID YOU POSITION THE PORTFOLIO IN THIS MARKET ENVIRONMENT?

During the first half of 2005, the Portfolio remained overweighted in energy and utilities stocks to take advantage of strong price-trend and valuation characteristics. Relative to the S&P 500(R) Index, the Portfolio remains underweighted in pharmaceutical stocks, which have tended to trail the market, but the amount by which the Portfolio was underweighted decreased as drug-stock valuations became more favorable.

WHICH INDUSTRY GROUPS AND STOCKS PROVIDED POSITIVE CONTRIBUTIONS TO THE PORTFOLIO'S PERFORMANCE DURING THE SIX-MONTH REPORTING PERIOD?

Among industry groups, the strongest relative contributions to performance came from energy, health care equipment & services, retailing, utilities, and diversified financials. Among individual companies, eBay (-28.9%)(2) was a top contributor to relative performance. Despite a significant price decline, the stock was underweighted in the Portfolio, which resulted in a positive net contribution to relative performance. Utility holding company Public Service Enterprise Group (+17.5%) benefited from increased popularity during the reporting period. Refinery owner and operator Valero Energy (+71.2%) saw its stock price continue to climb after the company announced better-than-expected second-quarter earnings.

WHICH INDUSTRY GROUPS AND STOCKS DETRACTED FROM THE PORTFOLIO'S PERFORMANCE DURING THE FIRST HALF OF 2005?

Among industry groups, the weakest relative contributions to performance came from banks, consumer durables & apparel, automobiles & components, pharmaceuticals & biotechnology, and technology hardware & equipment. Among individual companies, International Business Machines (-23.7%) saw its share price fall when first-quarter earnings failed to meet analysts' expectations. Mortgage products

1. Specifically, the Russell 2000(R) Value Index* outperformed the Russell 2000(R) Growth Index,* while the S&P SmallCap 600(R)/Barra Value Index* underperformed the S&P SmallCap 600(R)/Barra Growth Index.* An investment cannot be made directly into an index.

2. Performance percentages reflect total returns of the indicated securities for the six months ended June 30, 2005, or for the period the securities were held in the Portfolio if shorter. Purchases and sales within the Portfolio may cause the performance of Portfolio holdings to differ from that of the securities themselves.

* Please refer to pages 24 and 25 for additional explanations and disclosure regarding the Portfolios, their benchmark indices, and other indices, averages, and service providers mentioned in the reports.

 40   MainStay VP Series Fund, Inc.

and financial services provider Fannie Mae (-15.4%) faced accounting problems that left investors uncertain about the outlook for the company. Automaker Ford Motor (-27.6%) suffered when weak U.S. auto sales prompted job cutbacks and lowered the company's profit outlook.

DID THE PORTFOLIO MAKE ANY SIGNIFICANT PURCHASES DURING THE FIRST HALF OF 2005?

We established a position in Pepco Holdings (+17.6%) in March 2005 on recognition that utility stocks were gaining popularity. From January through June 2005, the Portfolio established a position in oil and gas contract-drilling company Helmerich & Payne (+17.3%). With strong energy prices and high rig demand, the company's second-quarter earnings nearly quadrupled. From March through May 2005, the Portfolio established a position in Sears Holding (+17.3%), the holding company for Kmart and Sears, Roebuck. The stock price has steadily increased since Kmart and Sears, Roebuck merged.

WERE THERE ANY SIGNIFICANT SALES?

From March through June 2005, we sold the Portfolio's entire position in petroleum refiner and marketer Murphy Oil (+36.5%). The Portfolio took profits as increased exploration and production led to a rise in first-quarter earnings. In March and May 2005, the Portfolio sold its position in Grant PrideCo (+16.8%), which provides oilfield drill pipe and other drilling products. The company raised its 2005 earnings guidance as first-quarter earnings rose. From March through May, the Portfolio sold its entire position in independent energy company Apache (+13.9%). The stock advanced when analysts raised the company's target price after highlighting "superior execution of Apache's drilling activity."

WERE THERE ANY SIGNIFICANTLY OVERWEIGHTED OR UNDERWEIGHTED POSITIONS IN THE PORTFOLIO RELATIVE TO ITS BENCHMARK?

As of June 30, 2005, MainStay VP Common Stock Portfolio was overweighted relative to the S&P 500(R) Index* in the insurance, utilities, energy, and telecommunication services industry groups. During the reporting period, the Portfolio benefited from its overweighted positions in all four industry groups.

On June 30, 2005, the Portfolio was underweighted relative to the S&P 500(R) Index* in the capital goods, pharmaceuticals & biotechnology, and software & services industry groups.

WHAT IS YOUR OUTLOOK FOR THE MARKETS AND THE PORTFOLIO?

The Portfolio relies on a quantitative model that uses major inputs of price-to-cash-flow, earnings trends, earnings quality, and price trends. Securities may be added to the Portfolio because of a combination of these factors. In some instances, stocks are included in the Portfolio for diversification and risk-control purposes even if they score poorly in the model.

While many economic, industry, and geopolitical factors may influence the markets, we will continue to use our model as we seek to provide competitive returns over full market cycles.

The opinions expressed are those of the Portfolio Manager as of the date of this report and are subject to change. There is no guarantee that any forecasts made will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.


MainStay VP Common Stock Portfolio is a portfolio of the MainStay VP Series Fund, Inc. The views of New York Life Investment Management LLC, the Portfolio's advisor, and the Portfolio's holdings described in this report are as of June 30, 2005; these views and holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities. The Portfolio is not insured by the FDIC, is not a deposit or other obligation of, or guaranteed by any bank, and is subject to investment risks including loss of principal amount invested. For a more detailed discussion of the risks associated with the Portfolio, see the Portfolio's Prospectus.


The Portfolio may invest in derivatives, which may increase the volatility of the Portfolio's net asset value and may result in a loss to the Portfolio.


The Investment and Performance Comparison and the Portfolio Management Discussion and Analysis for this Portfolio have not been audited.


Not all investment divisions are available under all policies.


* Please refer to pages 24 and 25 for additional explanations and disclosure regarding the Portfolios, their benchmark indices, and other indices, averages, and service providers mentioned in the reports.

                                                    www.mainstayfunds.com     41

PORTFOLIO OF INVESTMENTS JUNE 30, 2005 UNAUDITED

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
LONG-TERM BONDS (98.9%)+
ASSET-BACKED SECURITIES (2.1%)
------------------------------------------------------------------------------
CONSUMER FINANCE (1.0%)
MBNA Credit Card Master
  Note Trust
  Series 2003-A2 Class A2
  3.00%, due 8/15/08                                $ 5,000,000   $  5,001,865
                                                                  ------------
DIVERSIFIED FINANCIAL SERVICES (1.1%)
Bank One Issuance Trust
  Series 2003-A2 Class A2
  3.00%, due 10/15/08 (c)                             5,000,000      5,001,952
                                                                  ------------
Total Asset-Backed Securities
  (Cost $10,005,118)                                                10,003,817
                                                                  ------------
CORPORATE BONDS (33.7%)
------------------------------------------------------------------------------
AEROSPACE & DEFENSE (0.4%)
Raytheon Co.
  6.40%, due 12/15/18                                 1,175,000      1,334,758
  6.50%, due 7/15/05                                    809,000        809,549
                                                                  ------------
                                                                     2,144,307
                                                                  ------------
AUTO COMPONENTS (0.5%)
Dana Corp.
  5.85%, due 1/15/15 (a)                              1,625,000      1,430,000
Lear Corp. Series B
  5.75%, due 8/1/14                                     875,000        782,165
                                                                  ------------
                                                                     2,212,165
                                                                  ------------
AUTOMOBILES (0.8%)
DaimlerChrysler North America Holdings, Inc.
  8.00%, due 6/15/10                                  1,000,000      1,130,345
Ford Motor Co.
  7.45%, due 7/16/31                                  1,000,000        834,816
General Motors Corp.
  7.125%, due 7/15/13                                 2,000,000      1,790,000
                                                                  ------------
                                                                     3,755,161
                                                                  ------------
BEVERAGES (0.3%)
Coca-Cola Enterprises, Inc.
  8.50%, due 2/1/22                                   1,000,000      1,367,566
                                                                  ------------
BUILDING PRODUCTS (0.5%)
Masco Corp.
  4.80%, due 2/1/22                                   2,500,000      2,484,285
                                                                  ------------
CAPITAL MARKETS (1.3%)
Goldman Sachs Group, Inc. (The)
  5.70%, due 9/1/12                                   4,000,000      4,256,084
Morgan Stanley
  6.75%, due 4/15/11                                  2,000,000      2,214,472
                                                                  ------------
                                                                     6,470,556
                                                                  ------------

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
COMMERCIAL BANKS (1.3%)
Bank of America Corp.
  7.80%, due 2/15/10                                $ 2,000,000   $  2,287,452
Bank One Corp.
  4.125%, due 9/1/07                                  2,000,000      2,008,160
National City Corp.
  3.20%, due 4/1/08                                   1,000,000        976,854
Wells Fargo & Co.
  6.375%, due 8/1/11                                  1,000,000      1,105,727
                                                                  ------------
                                                                     6,378,193
                                                                  ------------
CONSUMER FINANCE (2.5%)
American General Finance Corp. Series G
  5.375%, due 9/1/09                                  1,000,000      1,036,458
Capital One Bank
  Series BNKT
  4.25%, due 12/1/08                                  1,000,000        995,917
Ford Motor Credit Co.
  6.25%, due 2/16/06                                  1,000,000      1,003,344
  6.875%, due 2/1/06                                  2,000,000      2,019,990
General Motors Acceptance Corp.
  6.125%, due 9/15/06                                 2,500,000      2,501,790
HSBC Finance Corp.
  5.00%, due 6/30/15                                  4,750,000      4,787,083
                                                                  ------------
                                                                    12,344,582
                                                                  ------------
DIVERSIFIED FINANCIAL SERVICES (3.4%)
Associates Corp. of North America
  6.95%, due 11/1/18                                  3,000,000      3,614,745
Boeing Capital Corp.
  5.75%, due 2/15/07                                  3,000,000      3,080,502
CIT Group, Inc.
  7.75%, due 4/2/12                                   2,000,000      2,345,670
Mellon Funding Corp.
  6.40%, due 5/14/11                                  1,125,000      1,243,490
NiSource Finance Corp.
  7.625%, due 11/15/05                                3,000,000      3,039,348
Residential Capital Corp.
  6.375%, due 6/30/10 (b)                             1,750,000      1,758,421
  6.875%, due 6/30/15 (b)                               500,000        511,011
Verizon Global Funding Corp.
  7.75%, due 12/1/30                                    750,000        968,437
                                                                  ------------
                                                                    16,561,624
                                                                  ------------

+ Percentages indicated are based on Portfolio net assets.
V Among the Portfolio's 10 largest holdings, excluding short-term investments.
  May be subject to change daily.

 42   MainStay VP Bond Portfolio    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
CORPORATE BONDS (CONTINUED)
------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.5%)
ALLTEL Corp.
  4.656%, due 5/17/07                               $ 2,000,000   $  2,015,700
AT&T Corp.
  9.05%, due 11/15/11                                   947,000      1,091,418
BellSouth Corp.
  5.20%, due 9/15/14                                  1,000,000      1,030,575
SBC Communications, Inc.
  6.45%, due 6/15/34                                  1,000,000      1,124,319
Sprint Capital Corp.
  7.125%, due 1/30/06                                 1,000,000      1,016,705
  8.375%, due 3/15/12                                 2,750,000      3,307,758
  8.75%, due 3/15/32                                  1,750,000      2,434,444
                                                                  ------------
                                                                    12,020,919
                                                                  ------------
ELECTRIC UTILITIES (4.0%)
Arizona Public Service Co.
  7.625%, due 8/1/05                                  3,000,000      3,007,614
Cleveland Electric Illuminating Co. (The)
  5.65%, due 12/15/13                                 1,000,000      1,051,734
DTE Energy Co.
  6.45%, due 6/1/06                                   1,000,000      1,020,436
El Paso Electric Co.
  6.00%, due 5/15/35                                    750,000        785,477
First Energy Corp.
  7.375%, due 11/15/31                                1,750,000      2,139,161
FPL Group Capital, Inc.
  3.25%, due 4/11/06                                  2,000,000      1,990,008
Illinois Power Co.
  7.50%, due 6/15/09                                  1,500,000      1,673,891
Kansas Gas & Electric Co.
  6.20%, due 1/15/06                                  2,000,000      2,022,430
Pepco Holdings, Inc.
  3.75%, due 2/15/06                                  1,000,000        998,391
Progress Energy, Inc.
  6.125%, due 9/15/33                                 1,000,000      1,128,064
  6.50%, due 7/15/12                                  2,000,000      2,207,712
Public Service Co. of New Mexico
  4.40%, due 9/15/08                                    500,000        500,357
Wisconsin Power & Light Co.
  6.25%, due 7/31/34                                    925,000      1,036,821
                                                                  ------------
                                                                    19,562,096
                                                                  ------------
ENERGY EQUIPMENT & SERVICES (0.2%)
Enbridge Energy Partners, L.P.
  6.30%, due 12/15/34                                 1,000,000      1,057,106
                                                                  ------------

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
FOOD & STAPLES RETAILING (3.0%)
Albertson's Inc.
  7.45%, due 8/1/29                                 $ 2,500,000   $  2,846,848
Delhaize America, Inc.
  7.375%, due 4/15/06                                 2,500,000      2,554,432
  8.125%, due 4/15/11                                 1,000,000      1,121,584
  9.00%, due 4/15/31                                  1,000,000      1,248,479
Kroger Co. (The) Series B
  7.70%, due 6/1/29                                   1,000,000      1,218,670
Safeway, Inc.
  5.625%, due 8/15/14                                 3,000,000      3,113,433
  6.50%, due 3/1/11                                   2,125,000      2,296,738
                                                                  ------------
                                                                    14,400,184
                                                                  ------------
FOOD PRODUCTS (0.4%)
Kellogg Co. Series B
  6.60%, due 4/1/11                                   2,000,000      2,216,466
                                                                  ------------
GAS UTILITIES (0.4%)
Kinder Morgan Energy Partners, L.P.
  5.125%, due 11/15/14                                1,750,000      1,769,992
                                                                  ------------
HOTELS, RESTAURANTS & LEISURE (0.4%)
Harrah's Operating Co., Inc.
  5.625%, due 6/1/15 (b)                              1,875,000      1,909,778
                                                                  ------------
HOUSEHOLD DURABLES (0.2%)
Ryland Group, Inc. (The)
  5.375%, due 5/15/12                                 1,000,000      1,015,911
                                                                  ------------
INSURANCE (1.2%)
Ace Ltd.
  6.00%, due 4/1/07                                   1,750,000      1,798,377
Allstate Financial Global Funding
  6.50%, due 6/14/11 (b)                                250,000        276,992
ASIF Global Financial XVIII
  3.85%, due 11/26/07 (b)                             1,575,000      1,556,002
Marsh & McLennan Cos., Inc.
  7.125%, due 6/15/09                                 1,875,000      2,032,926
                                                                  ------------
                                                                     5,664,297
                                                                  ------------
MEDIA (2.4%)
AT&T Broadband Corp.
  8.375%, due 3/15/13                                 2,100,000      2,560,637
Clear Channel Communications, Inc.
  5.50%, due 9/15/14                                  3,000,000      2,845,374
Comcast Corp.
  5.65%, due 6/15/35                                  1,400,000      1,394,131

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
CORPORATE BONDS (CONTINUED)
------------------------------------------------------------------------------
MEDIA (CONTINUED)
Time Warner, Inc.
  7.625%, due 4/15/31                               $ 1,000,000   $  1,248,889
Walt Disney Co. (The) Series B
  6.75%, due 3/30/06                                  2,000,000      2,039,660
  7.00%, due 3/1/32                                   1,130,000      1,385,636
                                                                  ------------
                                                                    11,474,327
                                                                  ------------
MULTI-UTILITIES & UNREGULATED POWER (1.5%)
Michigan Consolidated Gas Co. Series B
  7.15%, due 5/30/06                                  5,000,000      5,129,320
Pacific Electric & Gas Co.
  6.05%, due 3/1/34                                   1,500,000      1,653,134
San Diego Gas & Electric Co.
  5.35%, due 5/15/35                                    500,000        518,322
                                                                  ------------
                                                                     7,300,776
                                                                  ------------
OIL & GAS (0.6%)
Duke Energy Field Services Corp.
  7.50%, due 8/16/05                                  2,000,000      2,007,858
Enterprise Products Operating LP
  5.75%, due 3/1/35 (b)                                 875,000        854,251
                                                                  ------------
                                                                     2,862,109
                                                                  ------------
PAPER & FOREST PRODUCTS (0.1%)
Weyerhaeuser Co.
  7.375%, due 3/15/32                                   500,000        589,588
                                                                  ------------
PHARMACEUTICALS (0.7%)
Lilly (Eli) & Co.
  4.50%, due 3/15/18                                  1,500,000      1,468,823
Pfizer, Inc.
  4.65%, due 3/1/18                                   1,800,000      1,791,385
                                                                  ------------
                                                                     3,260,208
                                                                  ------------
REAL ESTATE (2.7%)
Archstone-Smith Trust
  8.20%, due 7/3/05                                   3,305,000      3,305,000
Avalonbay Communities, Inc.
  6.625%, due 9/15/11                                 1,000,000      1,101,464
Regency Centers LP
  7.95%, due 1/15/11                                  2,250,000      2,581,859
Rouse Co. (The)
  3.625%, due 3/15/09                                 1,000,000        945,760
Summit Properties Partnership, LP
  7.04%, due 5/9/06                                   5,000,000      5,063,050
                                                                  ------------
                                                                    12,997,133
                                                                  ------------

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
ROAD & RAIL (1.0%)
CSX Corp.
  3.51%, due 8/3/06 (c)                             $ 1,547,000   $  1,549,814
  5.50%, due 8/1/13                                   1,000,000      1,048,384
Norfolk Southern Corp.
  5.64%, due 5/17/29                                  1,926,000      2,014,250
  7.80%, due 5/15/27                                     74,000         98,137
                                                                  ------------
                                                                     4,710,585
                                                                  ------------
THRIFTS & MORTGAGE FINANCE (1.4%)
Countrywide Financial Corp.
  4.00%, due 3/22/11                                  1,500,000      1,446,636
General Electric Capital Corp.
  6.00%, due 6/15/12                                  5,000,000      5,453,090
                                                                  ------------
                                                                     6,899,726
                                                                  ------------
Total Corporate Bonds (Cost $160,848,809)                          163,429,640
                                                                  ------------

FOREIGN BONDS (2.8%)
------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
Deutsche Telekom International Finance BV
  9.25%, due 6/1/32                                   1,000,000      1,493,055
Telecom Italia Capital
  6.00%, due 9/30/34 (b)                              2,375,000      2,424,692
                                                                  ------------
                                                                     3,917,747
                                                                  ------------
FOREIGN GOVERNMENTS (1.5%)
Province of Ontario
  5.50%, due 10/1/08                                  4,000,000      4,196,028
Province of Quebec
  4.60%, due 5/26/15                                  2,000,000      2,023,064
United Mexican States Series A (MTN)
  6.75%, due 9/27/34                                  1,000,000      1,060,000
                                                                  ------------
                                                                     7,279,092
                                                                  ------------
OIL & GAS (0.2%)
Anadarko Finance Co. Series B
  6.75%, due 5/1/11                                     625,000        694,442
                                                                  ------------
REAL ESTATE (0.3%)
Westfield Capital Corp.
  5.125%, due 11/15/14 (b)                            1,625,000      1,652,814
                                                                  ------------
Total Foreign Bonds
  (Cost $12,912,767)                                                13,544,095
                                                                  ------------

 44   MainStay VP Bond Portfolio    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
MORTGAGE-BACKED SECURITY (2.1%)
------------------------------------------------------------------------------
COMMERCIAL MORTGAGE LOANS (COLLATERALIZED MORTGAGE OBLIGATIONS) (2.1%)
V Morgan Stanley Capital I
  Series 2004-HQ3 Class A4
  4.80%, due 1/13/41                                $10,000,000   $ 10,183,384
                                                                  ------------
Total Mortgage-Backed Security
  (Cost $9,535,161)                                                 10,183,384
                                                                  ------------

U.S. GOVERNMENT & FEDERAL AGENCIES (58.2%)
------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (4.1%)
  2.625%, due 2/16/07                                 5,000,000      4,898,495
  3.625%, due 11/14/08                               10,000,000      9,908,140
  3.75%, due 8/15/07                                  5,000,000      4,987,220
                                                                  ------------
                                                                    19,793,855
                                                                  ------------
FEDERAL HOME LOAN MORTGAGE ASSOCIATION
  (MORTGAGE PASS-THROUGH SECURITIES) (16.7%)
  4.50%, due 6/1/19                                   1,230,894      1,226,483
V  4.50%, due 7/15/20 TBA (a)                        14,000,000     13,934,368
  5.00%, due 7/15/14-4/1/20                           6,999,999      7,297,829
V  5.00%, due 8/11/35 TBA (a)                        23,700,000     23,648,144
  5.50%, due 12/1/33                                    191,237        194,079
V  5.50%, due 8/15/34 TBA (a)                        17,000,000     17,207,196
V  6.00%, due 8/1/34                                 14,428,734     14,804,626
  6.50%, due 7/1/17                                     432,754        450,375
  7.00%, due 1/1/33                                   1,878,598      1,978,121
                                                                  ------------
                                                                    80,741,221
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (0.4%)
  5.25%, due 8/1/12                                   2,000,000      2,108,094
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (MORTGAGE PASS-THROUGH SECURITIES) (15.8%)
  4.00%, due 8/16/20 TBA (a)                          3,000,000      2,934,375
  4.50%, due 7/19/20-8/16/20 TBA (a)                  9,000,000      8,954,058
  5.00%, due 1/1/18-5/1/33                           13,824,544     13,992,302
  5.00%, due 7/15/19 TBA (a)                          2,000,000      2,021,876
  5.50%, due 5/1/16-5/1/33                            7,154,330      7,278,526
V  5.50%, due 9/1/33                                 14,014,625     14,219,198
V  5.50%, due 8/15/34 TBA (a)                        15,000,000     15,178,125
  6.00%, due 2/1/14-8/1/34                            8,440,751      8,663,229
  6.50%, due 11/1/09-7/1/31                           1,974,427      2,047,265
  7.00%, due 2/1/27-4/1/31                            1,116,330      1,180,237
  7.50%, due 7/1/28                                     292,260        312,863
                                                                  ------------
                                                                    76,782,054
                                                                  ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (MORTGAGE PASS-THROUGH SECURITIES) (2.2%)
  4.3963%, due 1/16/24                                3,000,000      2,995,887
  5.50%, due 3/15/33-4/15/33                          3,547,841      3,627,157

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
  6.50%, due 4/15/32-7/21/35                        $ 3,427,772   $  3,580,361
  7.00%, due 7/15/31                                    262,497        278,043
  9.00%, due 4/15/26                                    186,116        205,519
                                                                  ------------
                                                                    10,686,967
                                                                  ------------
UNITED STATES TREASURY BONDS (2.0%)
  5.375%, due 2/15/31                                 6,975,000      8,230,500
  6.25%, due 8/15/23                                  1,000,000      1,246,211
                                                                  ------------
                                                                     9,476,711
                                                                  ------------
UNITED STATES TREASURY NOTES (17.0%)
  2.25%, due 2/15/07                                  3,100,000      3,033,521
  2.625%, due 3/15/09                                 5,000,000      4,817,775
  3.00%, due 12/31/06-2/15/08                        12,000,000     11,852,694
  3.125%, due 5/15/07                                 2,000,000      1,981,094
  3.375%, due 2/28/07                                 5,000,000      4,978,125
V  3.375%, due 2/15/08                               11,250,000     11,196,821
  3.50%, due 5/31/07                                  9,250,000      9,221,815
V  3.625%, due 1/15/10                               14,250,000     14,146,460
  3.625%, due 6/15/10                                 5,000,000      4,978,125
V  3.75%, due 5/15/08                                12,000,000     12,026,256
  4.00%, due 3/15/10                                  1,735,000      1,753,908
  4.125%, due 5/15/15                                   350,000        355,113
  4.875%, due 2/15/12                                 1,875,000      1,991,308
                                                                  ------------
                                                                    82,333,015
                                                                  ------------
Total U.S. Government & Federal Agencies
  (Cost $281,696,507)                                              281,921,917
                                                                  ------------
Total Long-Term Bonds
  (Cost $474,998,362)                                              479,082,853
                                                                  ------------

SHORT-TERM INVESTMENTS (21.1%) (D)
------------------------------------------------------------------------------
COMMERCIAL PAPER (14.0%)
Ciesco LLC
  3.15%, due 7/5/05                                   4,100,000      4,098,564
Citigroup Global Markets Holdings, Inc.
  3.04%, due 7/1/05                                  10,000,000     10,000,000
Merrill Lynch & Co., Inc.
  3.23%, due 7/5/05                                   2,955,000      2,953,939
National City Credit Corp.
  3.26%, due 7/27/05                                 11,495,000     11,467,926
PNC Bank NA
  3.25%, due 7/14/05                                 15,920,000     15,901,314

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
Societe Generale North America
  3.10%, due 7/7/05                                 $15,000,000   $ 14,992,240
UBS Finance (Delaware) LLC
  3.18%, due 7/14/05                                  8,550,000      8,540,175
                                                                  ------------
Total Commercial Paper
  (Cost $67,954,158)                                                67,954,158
                                                                  ------------
FEDERAL AGENCIES (7.1%)
Federal Farm Credit Bank
  3.10%, due 7/11/05                                 16,490,000     16,475,973
Federal Home Loan Banks
  3.02%, due 7/6/05                                  17,700,000     17,692,567
                                                                  ------------
Total Federal Agencies
  (Cost $34,168,540)                                                34,168,540
                                                                  ------------
Total Short-Term Investments
  (Cost $102,122,698)                                              102,122,698
                                                                  ------------
Total Investments
  (Cost $577,121,060) (e)                                 120.0%   581,205,551(f)
Liabilities in Excess of
  Cash and Other Assets                                   (20.0)   (96,839,676)
                                                    -----------   ------------
Net Assets                                                100.0%  $484,365,875
                                                    ===========   ============

(a) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date.
     The actual principal amount and the maturity will be determined upon settlement.
(b)  May be sold to institutional investors only.
(c)  Floating rate. Rate Shown is the rate in effect at June
     30, 2005.
(d)  Segregated as collateral for TBAs.
(e) The cost for federal income tax purposes is $577,166,062.
(f)  At June 30, 2005 net unrealized appreciation was
     $4,039,489, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $6,117,187 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,077,698.

 46   MainStay VP Bond Portfolio    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 UNAUDITED

ASSETS:
Investment in securities, at value
  (identified cost $577,121,060)                $581,205,551
Cash                                                  24,870
Receivables:
  Investment securities sold                      67,147,987
  Interest                                         4,287,810
  Fund shares sold                                   459,400
Other assets                                          13,252
                                                ------------
    Total assets                                 653,138,870
                                                ------------
LIABILITIES:
Payables:
  Investment securities purchased                168,063,459
  Fund shares redeemed                               287,531
  Shareholder communication                          166,007
  Adviser                                             99,458
  Administrator                                       79,567
  NYLIFE Distributors                                 15,835
Accrued expenses                                      61,138
                                                ------------
    Total liabilities                            168,772,995
                                                ------------
Net assets                                      $484,365,875
                                                ============
NET ASSETS CONSIST OF:
Capital stock (par value of $.01 per share)
  200 million shares authorized
  Initial Class                                 $    297,680
  Service Class                                       58,678
Additional paid-in capital                       468,114,900
Accumulated undistributed net investment
  income                                           8,562,026
Accumulated net realized gain on investments       3,248,100
Net unrealized appreciation on investments         4,084,491
                                                ------------
Net assets                                      $484,365,875
                                                ============
INITIAL CLASS
Net assets applicable to outstanding shares     $404,798,109
                                                ============
Shares of capital stock outstanding               29,768,004
                                                ============
Net asset value per share outstanding           $      13.60
                                                ============
SERVICE CLASS
Net assets applicable to outstanding shares     $ 79,567,766
                                                ============
Shares of capital stock outstanding                5,867,806
                                                ============
Net asset value per share outstanding           $      13.56
                                                ============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Interest                                       $ 9,925,926
                                                 -----------
EXPENSES:
  Advisory                                           596,104
  Administration                                     476,883
  Shareholder communication                          101,342
  Distribution and service -- Service Class           86,443
  Professional                                        47,875
  Directors                                           13,796
  Custodian                                           12,903
  Portfolio pricing                                   10,681
  Miscellaneous                                       18,103
                                                 -----------
    Total expenses                                 1,364,130
                                                 -----------
Net investment income                              8,561,796
                                                 -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
Net realized gain on investments                   3,293,102
Net change in unrealized appreciation on
  investments                                     (1,599,264)
                                                 -----------
Net realized and unrealized gain on investments    1,693,838
                                                 -----------
Net increase in net assets resulting from
  operations                                     $10,255,634
                                                 ===========

 48   MainStay VP Bond Portfolio    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2005 UNAUDITED AND THE YEAR ENDED DECEMBER 31, 2004

                                              2005           2004
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income                $  8,561,796   $ 16,274,138
 Net realized gain on investments        3,293,102      5,900,864
 Net change in unrealized
  appreciation on investments           (1,599,264)    (2,941,022)
                                      ---------------------------
 Net increase in net assets
  resulting from operations             10,255,634     19,233,980
                                      ---------------------------

Dividends and distributions to
 shareholders:

 From net investment income:
   Initial Class                                --    (14,969,635)
   Service Class                                --     (2,089,723)

 From net realized gain on
  investments:
   Initial Class                                --     (4,501,523)
   Service Class                                --       (658,893)
                                      ---------------------------
 Total dividends and distributions
  to shareholders                               --    (22,219,774)
                                      ---------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Initial Class                         7,349,198     15,267,534
   Service Class                        18,494,662     42,943,428

 Net asset value of shares issued to
  shareholders in reinvestment of
  dividends and distributions:
   Initial Class                                --     19,471,158
   Service Class                                --      2,748,616
                                      ---------------------------
                                        25,843,860     80,430,736

 Cost of shares redeemed:
   Initial Class                       (32,330,563)   (96,808,855)
   Service Class                        (2,168,954)    (2,505,761)
                                      ---------------------------
                                       (34,499,517)   (99,314,616)
                                      ---------------------------
    Decrease in net assets derived
     from capital share transactions    (8,655,657)   (18,883,880)
                                      ---------------------------
    Net increase (decrease) in net
     assets                              1,599,977    (21,869,674)

NET ASSETS:
Beginning of period                    482,765,898    504,635,572
                                      ---------------------------
End of period                         $484,365,875   $482,765,898
                                      ===========================
Accumulated undistributed net
 investment income at end of period   $  8,562,026   $        230
                                      ===========================

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                          INITIAL CLASS
                                -----------------------------------------------------------------
                                SIX MONTHS
                                  ENDED
                                 JUNE 30,                  YEAR ENDED DECEMBER 31,
                                  2005*        2004       2003       2002       2001       2000
Net asset value at beginning
  of period                      $  13.31    $  13.41   $  13.73   $  13.11   $  12.59   $  12.24
                                 --------    --------   --------   --------   --------   --------
Net investment income                0.24        0.47       0.52(b)     0.60      0.65       0.85
Net realized and unrealized
  gain (loss) on investments         0.05        0.08       0.10       0.64       0.52       0.35
                                 --------    --------   --------   --------   --------   --------
Total from investment
  operations                         0.29        0.55       0.62       1.24       1.17       1.20
                                 --------    --------   --------   --------   --------   --------
Less dividends and
  distributions:
  From net investment income           --       (0.50)     (0.59)     (0.61)     (0.65)     (0.85)
  From net realized gain on
    investments                        --       (0.15)     (0.35)     (0.01)        --         --
                                 --------    --------   --------   --------   --------   --------
Total dividends and
  distributions                        --       (0.65)     (0.94)     (0.62)     (0.65)     (0.85)
                                 --------    --------   --------   --------   --------   --------
Net asset value at end of
  period                         $  13.60    $  13.31   $  13.41   $  13.73   $  13.11   $  12.59
                                 ========    ========   ========   ========   ========   ========
Total investment return              2.17%(d)     4.09%     4.52%      9.48%      9.27%      9.82%
Ratios (to average net
  assets)/Supplemental Data:
    Net investment income            3.63%+      3.36%      3.75%      4.93%      5.66%      6.37%
    Expenses                         0.54%+      0.54%      0.54%      0.52%      0.52%      0.51%
Portfolio turnover rate (g)           170%        335%       149%        76%        54%        58%
Net assets at end of period
  (in 000's)                     $404,798    $421,046   $485,033   $481,740   $372,983   $257,573

(a)  Commencement of Operations.
(b)  Per share data based on average shares outstanding during the period.
(c)  Less than one cent per share.
(d)  Total return is not annualized.
(e)  Less than one tenth of a percent.
(f)  Represents income earned for the year by the Initial Class shares less service fee of 0.25%.
(g)  The portfolio turnover not including mortgage dollar rolls for the six months ending June 30, 2005 is 66%.
+    Annualized.
*    Unaudited.

 50   MainStay VP Bond Portfolio    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                   SERVICE CLASS
----------------------------------------------------
                                          JUNE 4,
    SIX MONTHS                            2003(A)
      ENDED           YEAR ENDED          THROUGH
     JUNE 30,        DECEMBER 31,       DECEMBER 31,
      2005*              2004               2003
     $ 13.29           $ 13.40            $ 14.33
     -------           -------            -------
        0.24              0.46               0.28(b)
        0.03              0.05              (0.28)
     -------           -------            -------
        0.27              0.51              (0.00)(c)
     -------           -------            -------
          --             (0.47)             (0.58)
          --             (0.15)             (0.35)
     -------           -------            -------
          --             (0.62)             (0.93)
     -------           -------            -------
     $ 13.56           $ 13.29            $ 13.40
     =======           =======            =======
        2.05%(d)          3.83%              0.00%(d)(e)
        3.38%+            3.11%              3.50%+(f)
        0.79%+            0.79%              0.79%+
         170%              335%               149%
     $79,568           $61,720            $19,603

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

PORTFOLIO OF INVESTMENTS JUNE 30, 2005 UNAUDITED

                                                     PRINCIPAL      AMORTIZED
                                                        AMOUNT           COST
SHORT-TERM INVESTMENTS (99.9%)+
-----------------------------------------------------------------------------
BANK NOTE (1.2%)
Bank One Corp.
  6.50%, due 2/1/06 (c)                             $3,700,000   $  3,759,011
                                                                 ------------
CERTIFICATE OF DEPOSIT (1.0%)
Deutsche Bank AG London
  3.27%, due 8/31/05                                 3,000,000      3,000,050
                                                                 ------------
COMMERCIAL PAPER (55.5%)
Abbey National North America LLC
  3.05%, due 7/29/05                                 3,025,000      3,017,824
  3.33%, due 9/19/05                                 3,000,000      2,977,800
ABN-Amro N.A. Finance, Inc.
  3.05%, due 7/22/05                                 3,150,000      3,144,396
American General Finance Corp.
  2.90%, due 7/25/05                                 3,325,000      3,318,572
ANZ Delaware, Inc.
  3.11%, due 8/8/05                                  3,000,000      2,990,152
  3.40%, due 12/2/05                                 3,000,000      2,956,367
Atlantis One Funding Corp.
  3.14%, due 8/11/05 (a)                             4,000,000      3,985,695
Bank of America Corp.
  3.15%, due 8/12/05                                 1,675,000      1,668,844
Barclays Bank PLC NY
  3.275%, due 9/2/05                                 3,875,000      3,875,410
Barclays U.S. Funding Corp.
  3.27%, due 8/24/05                                 2,965,000      2,950,457
BellSouth Corp.
  2.11%, due 7/14/05 (a)                             3,000,000      2,996,631
Dexia Delaware LLC
  3.27%, due 9/6/05                                  2,775,000      2,758,112
  3.28%, due 9/9/05                                  3,825,000      3,800,605
European Investment Bank
  2.905%, due 7/1/05-7/19/05                         7,250,000      7,243,625
General Electric Capital Co.
  3.06%, due 7/28/05                                 4,575,000      4,564,500
  3.07%, due 7/21/05                                 5,275,000      5,266,003
Goldman Sachs Group, Inc.
  3.29%, due 11/2/05                                 4,000,000      3,954,671
  3.41%, due 11/22/05                                3,000,000      2,959,080
HBOS Treasury Services
  3.04%, due 7/18/05                                 4,000,000      3,994,258
  3.11%, due 7/29/05                                 2,700,000      2,693,469
HSBC Bank USA
  3.415%, due 11/21/05                               2,925,000      2,924,943
ING U.S. Funding LLC
  3.145%, due 8/16/05                                3,700,000      3,685,131
  3.41%, due 10/19/05                                3,250,000      3,216,137

                                                     PRINCIPAL      AMORTIZED
                                                        AMOUNT           COST
KfW International Finance, Inc.
  2.58%, due 7/15/05 (a)                            $3,225,000   $  3,221,764
  3.05%, due 7/26/05 (a)                             3,000,000      2,993,646
  3.19%, due 9/7/05 (a)                              3,000,000      2,981,923
Lloyds Bank PLC
  3.057%, due 8/4/05                                 3,000,000      2,991,245
Merrill Lynch & Co., Inc.
  3.12%, due 7/14/05                                 3,200,000      3,196,395
Morgan Stanley Dean Witter
  3.06%, due 7/18/05                                 2,740,000      2,736,041
  3.08%, due 7/18/05                                 3,700,000      3,694,618
Nationwide Building Society
  3.03%, due 7/11/05                                 3,200,000      3,197,307
  3.29%, due 9/9/05 (a)                              3,825,000      3,800,531
Nestle Capital Corp.
  2.99%, due 7/12/05                                 6,000,000      5,994,518
  2.99%, due 7/26/05 (a)                             3,000,000      2,993,771
Prudential Funding LLC
  2.85%, due 8/1/05                                  3,025,000      3,017,576
Rabobank USA Financial Corp.
  3.02%, due 7/15/05                                 2,500,000      2,497,064
  3.025%, due 7/12/05                                3,425,000      3,421,855
  3.10%, due 7/7/05                                  2,675,000      2,673,618
Ranger Funding AB
  3.29%, due 9/12/05 (a)                             2,150,000      2,135,656
Royal Bank of Canada
  3.29%, due 9/16/05                                 3,500,000      3,475,371
San Paolo IMI U.S. Financial Co.
  3.11%, due 7/25/05                                 2,500,000      2,494,817
Shell Finance (UK) PLC
  3.14%, due 8/15/05                                 3,000,000      2,988,225
  3.20%, due 8/30/05                                 3,000,000      2,984,000
Societe Generale North America, Inc.
  3.005%, due 7/21/05                                3,000,000      2,994,992
  3.12%, due 8/9/05                                  3,400,000      3,388,508
Svenska Handelsbanken AB
  3.16%, due 8/3/05                                  3,000,000      2,991,310
Toyota Motor Credit Corp.
  2.89%, due 7/22/05                                 3,300,000      3,294,437
UBS Finance (Delaware) LLC
  3.20%, due 9/6/05                                  1,800,000      1,789,180
  3.23%, due 9/6/05                                  3,500,000      3,479,156
  3.30%, due 8/30/05                                 1,825,000      1,814,962
  3.36%, due 9/26/05                                 3,000,000      2,975,640
                                                                 ------------
                                                                  167,160,808
                                                                 ------------

+ Percentages indicated are based on Portfolio net assets.

 52   MainStay VP Cash Management Portfolio           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                     PRINCIPAL      AMORTIZED
                                                        AMOUNT           COST
CORPORATE BONDS (6.2%)
Citigroup, Inc.
  3.555%, due 3/20/06 (b)(c)                        $3,000,000   $  3,003,644
Metropolitan Life Insurance Co. Series EXL
  3.39%, due 4/28/08 (a)(b)(c)                       4,000,000      4,000,000
Pharmacia Corp.
  5.75%, due 12/1/05 (c)                             3,500,000      3,530,186
Wal-Mart Stores, Inc.
  3.274%, due 3/16/06 (b)(c)                         3,050,000      3,047,810
Wells Fargo & Co.
  3.45%, due 3/3/06 (b)(c)                           3,000,000      3,002,846
  7.25%, due 8/24/05 (c)                             2,000,000      2,012,469
                                                                 ------------
                                                                   18,596,955
                                                                 ------------
FOREIGN GOVERNMENT (1.0%)
Province of Quebec Series NY
  6.50%, due 1/17/06                                 3,000,000      3,044,609
                                                                 ------------
MEDIUM-TERM NOTES (7.1%)
American Express Credit Corp. Series B
  3.23%, due 3/5/08 (b)(c)                           4,000,000      4,000,000
  3.34%, due 9/30/05 (b)(c)                          3,500,000      3,500,338
Bank One Corp. Series C
  3.361%, due 7/25/05 (b)(c)                         3,000,000      3,000,495
Household Finance Corp.
  3.37%, due 8/18/05 (b)(c)                          4,000,000      4,000,676
Merrill Lynch & Co., Inc. Series B
  3.67%, due 3/7/06 (b)(c)                           3,000,000      3,007,303
Morgan Stanley Dean Witter Series C
  3.34%, due 8/15/05 (b)(c)                          4,000,000      4,000,737
                                                                 ------------
                                                                   21,509,549
                                                                 ------------
U.S. GOVERNMENT & FEDERAL AGENCIES (27.9%)
Federal Home Loan Banks
  3.003%, due 10/5/05 (b)(c)                         6,000,000      5,998,756
  3.06%, due 7/22/05                                 1,975,000      1,971,475
  3.125%, due 8/19/05                                3,000,000      2,987,239
  3.15%, due 7/20/05                                 4,350,000      4,342,768
  3.16%, due 8/17/05                                 1,825,000      1,817,471
  3.35%, due 9/28/05                                 3,500,000      3,471,013

                                                     PRINCIPAL      AMORTIZED
                                                        AMOUNT           COST
Federal Home Loan Banks (Discount Notes)
  2.82%, due 7/5/05                                 $4,550,000   $  4,548,574
  2.95%, due 8/2/05                                  3,000,000      2,992,133
  3.035%, due 8/1/05                                 3,825,000      3,815,003
  3.06%, due 8/9/05-8/10/05                          5,975,000      5,954,965
  3.07%, due 8/8/05                                  1,900,000      1,893,843
  3.14%, due 8/23/05                                 1,450,000      1,443,297
  3.25%, due 10/18/05-10/19/05                       4,350,000      4,307,005
  3.33%, due 9/20/05                                 2,550,000      2,530,894
  3.34%, due 11/22/05                                2,325,000      2,293,938
Federal National Mortgage Association (Discount Notes)
  2.89%, due 7/13/05                                 3,200,000      3,196,917
  2.90%, due 7/18/05                                 3,000,000      2,995,892
  2.99%, due 7/27/05                                 4,800,000      4,789,635
  3.045%, due 8/3/05                                 2,200,000      2,193,859
  3.094%, due 8/10/05                                3,400,000      3,388,311
  3.21%, due 8/5/05                                  3,950,000      3,937,673
  3.26%, due 8/24/05                                 3,625,000      3,607,274
  3.28%, due 11/2/05                                 4,500,000      4,449,160
  3.30%, due 9/14/05-11/2/05                         5,075,000      5,032,024
                                                                 ------------
                                                                   83,959,119
                                                                 ------------
Total Short-Term Investments
  (Amortized Cost $301,030,101) (d)                       99.9%   301,030,101
Cash and Other Assets,
  Less Liabilities                                         0.1        362,510
                                                    ----------   ------------
Net Assets                                               100.0%  $301,392,611
                                                    ==========   ============

(a)  May be sold to institutional investors only.
(b)  Floating rate. Rate shown is the rate in effect at June
     30, 2005.
(c)  Coupon interest bearing security.
(d) The cost stated also represents the aggregate cost for federal income tax purposes.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

The table below sets forth the diversification of the Cash Management Portfolio investments by industry.

                                                     AMORTIZED
                                                        COST       PERCENT+
INDUSTRY DIVERSIFICATION
Auto Finance                                        $  3,294,437        1.1%
Banks #                                              114,191,129       37.9
Consumer Financial Services                            4,000,676        1.3
Diversified Financial Services                         9,830,504        3.2
Finance                                               19,834,961        6.6
Foreign Government                                     3,044,609        1.0
Insurance                                              7,017,576        2.3
Investment Bank/Brokerage                             19,548,108        6.5
Money Center Banks #                                   6,687,727        2.2
Oil - Integrated Domestic                              5,972,225        2.0
Pharmaceuticals                                        3,530,186        1.2
Retail Trade                                           3,047,810        1.0
Special Purpose Finance                               14,074,402        4.7
Telephone                                              2,996,631        1.0
U.S. Government & Federal Agencies                    83,959,120       27.9
                                                    ------------   --------
                                                     301,030,101       99.9
Cash and Other Assets, Less Liabilities                  362,510        0.1
                                                    ------------   --------
Net Assets                                          $301,392,611      100.0%
                                                    ============   ========

+    Percentages indicated are based on Portfolio net assets.
#    The Portfolio will invest more than 25% of the market
     value of its total assets in the securities of banks and
     bank holding companies, including certificates of deposit
     and bankers' acceptances.

 54   MainStay VP Cash Management Portfolio           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 UNAUDITED

ASSETS:
Investment in securities, at value (amortized
  cost $301,030,101)                            $301,030,101
Cash                                                 270,798
Receivables:
  Fund shares sold                                 1,066,330
  Interest                                           372,796
Other assets                                           8,166
                                                ------------
    Total assets                                 302,748,191
                                                ------------
LIABILITIES:
Payables:
  Fund shares redeemed                             1,010,311
  Shareholder communication                          123,144
  Adviser                                             62,671
  Administrator                                       50,136
  Custodian                                            5,286
Accrued expenses                                      36,824
Dividend payable                                      67,208
                                                ------------
    Total liabilities                              1,355,580
                                                ------------
Net assets                                      $301,392,611
                                                ============
NET ASSETS CONSIST OF:
Capital stock (par value of $.01 per share)
  700 million shares authorized                 $  3,014,003
Additional paid-in capital                       298,380,646
Accumulated net realized loss on investments          (2,038)
                                                ------------
Net assets applicable to outstanding shares     $301,392,611
                                                ============
Shares of capital stock outstanding              301,400,265
                                                ============
Net asset value per share outstanding           $       1.00
                                                ============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Interest                                        $4,161,203
                                                  ----------
EXPENSES:
  Advisory                                           386,588
  Administration                                     309,270
  Shareholder communication                           76,547
  Professional                                        32,464
  Custodian                                           15,624
  Directors                                            9,375
  Portfolio pricing                                    1,297
  Miscellaneous                                       12,361
                                                  ----------
    Total expenses                                   843,526
                                                  ----------
Net investment income                              3,317,677
                                                  ----------

REALIZED LOSS ON INVESTMENTS:
Net realized loss on investments                        (761)
                                                  ----------
Net increase in net assets resulting from
  operations                                      $3,316,916
                                                  ==========

 56   MainStay VP Cash Management Portfolio           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2005 UNAUDITED AND THE YEAR ENDED DECEMBER 31, 2004

                                               2005            2004
DECREASE IN NET ASSETS:
Operations:
 Net investment income                $   3,317,677   $   2,962,243
 Net realized loss on investments              (761)         (1,277)
                                      -----------------------------
 Net increase in net assets
  resulting from operations               3,316,916       2,960,966
                                      -----------------------------

Dividends and distributions to
 shareholders:
 From net investment income              (3,317,677)     (2,962,243)
 From net realized gain on
  investments                                    --          (4,788)
                                      -----------------------------
 Total dividends and distributions
  to shareholders                        (3,317,677)     (2,967,031)
                                      -----------------------------

Capital share transactions:
 Net proceeds from sale of shares       129,985,335     567,122,376

 Net asset value of shares issued to
  shareholders in reinvestment of
  dividends and distributions             3,317,677       2,967,031
                                      -----------------------------
                                        133,303,012     570,089,407
 Cost of shares redeemed               (140,569,196)   (621,398,239)
                                      -----------------------------

  Decrease in net assets derived
   from capital share transactions       (7,266,184)    (51,308,832)
                                      -----------------------------
  Net decrease in net assets             (7,266,945)    (51,314,897)

NET ASSETS:
Beginning of period                     308,659,556     359,974,453
                                      -----------------------------
End of period                         $ 301,392,611   $ 308,659,556
                                      =============================

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                 SIX MONTHS
                                   ENDED
                                  JUNE 30,                             YEAR ENDED DECEMBER 31,
                                   2005*           2004           2003           2002           2001           2000
Net asset value at beginning
  of period                       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                  --------       --------       --------       --------       --------       --------
Net investment income                 0.01           0.01           0.01           0.01           0.04           0.06
Net realized and unrealized
  gain on investments                 0.00(a)        0.00(a)        0.00(a)        0.00(a)        0.00(a)          --
                                  --------       --------       --------       --------       --------       --------
Total from investment
  operations                          0.01           0.01           0.01           0.01           0.04           0.06
                                  --------       --------       --------       --------       --------       --------
Less dividends and
  distributions:
  From net investment income         (0.01)         (0.01)         (0.01)         (0.01)         (0.04)         (0.06)
  From net realized gain
    (loss) on investments            (0.00)(a)      (0.00)(a)      (0.00)(a)      (0.00)(a)      (0.00)(a)         --
                                  --------       --------       --------       --------       --------       --------
Total dividends and
  distributions                      (0.01)         (0.01)         (0.01)         (0.01)         (0.04)         (0.06)
                                  --------       --------       --------       --------       --------       --------
Net asset value at end of
  period                          $   1.00       $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                  ========       ========       ========       ========       ========       ========
Total investment return               1.07%(b)       0.85%          0.67%          1.36%          3.84%          6.06%
Ratios (to average net
  assets)/Supplemental Data:
    Net investment income             2.15%+         0.83%          0.67%          1.33%          3.57%          5.87%
    Expenses                          0.55%+         0.55%          0.55%          0.55%          0.54%          0.52%
Net assets at end of period
  (in 000's)                      $301,393       $308,660       $359,974       $518,348       $481,171       $305,915

(a)  Less than one cent per share.
(b)  Total return is not annualized.
*    Unaudited.
+    Annualized.

 58   MainStay VP Cash Management Portfolio           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

PORTFOLIO OF INVESTMENTS JUNE 30, 2005 UNAUDITED


                                                            SHARES          VALUE
COMMON STOCKS (100.0%)+
---------------------------------------------------------------------------------
AEROSPACE & DEFENSE (1.8%)
Boeing Co. (The)                                           111,426   $  7,354,116
General Dynamics Corp.                                         715         78,321
Goodrich Corp.                                               4,983        204,104
Honeywell International, Inc.                               36,162      1,324,614
Lockheed Martin Corp.                                       15,023        974,542
Precision Castparts Corp.                                   13,989      1,089,743
Raytheon Co.                                                75,133      2,939,203
Rockwell Collins, Inc.                                      44,801      2,136,112
                                                                     ------------
                                                                       16,100,755
                                                                     ------------
AIR FREIGHT & LOGISTICS (0.3%)
CNF, Inc.                                                   13,180        591,782
FedEx Corp.                                                 12,535      1,015,460
J.B. Hunt Transport Services, Inc.                           6,018        116,147
Ryder System, Inc.                                          13,476        493,222
United Parcel Service, Inc. Class B                         13,378        925,223
                                                                     ------------
                                                                        3,141,834
                                                                     ------------
AIRLINES (0.0%) (B)
Alaska Air Group, Inc. (a)                                   6,712        199,682
                                                                     ------------
AUTO COMPONENTS (0.2%)
BorgWarner, Inc.                                             9,454        507,396
Cooper Tire & Rubber Co.                                     2,474         45,942
Delphi Corp.                                                65,120        302,808
Goodyear Tire & Rubber Co. (The) (a)                        44,043        656,241
Lear Corp.                                                   2,974        108,194
Visteon Corp.                                               27,223        164,155
                                                                     ------------
                                                                        1,784,736
                                                                     ------------
AUTOMOBILES (0.7%)
Ford Motor Co.                                             446,576      4,572,938
General Motors Corp.                                        48,086      1,634,924
                                                                     ------------
                                                                        6,207,862
                                                                     ------------
BEVERAGES (0.6%)
Coca-Cola Co. (The)                                         53,741      2,243,687
Molson Coors Brewing Co. Class B                             1,582         98,084
Pepsi Bottling Group, Inc. (The)                            37,753      1,080,113
PepsiCo, Inc.                                               30,993      1,671,453
                                                                     ------------
                                                                        5,093,337
                                                                     ------------
BIOTECHNOLOGY (0.4%)
Amgen, Inc. (a)                                             34,682      2,096,874
Biogen Idec, Inc. (a)                                        7,589        261,441
Genzyme Corp. (a)                                           10,940        657,384
Invitrogen Corp. (a)                                         4,285        356,898
Vertex Pharmaceuticals, Inc. (a)                             3,214         54,124
                                                                     ------------
                                                                        3,426,721
                                                                     ------------


                                                            SHARES          VALUE
BUILDING PRODUCTS (0.4%)
Masco Corp.                                                111,567   $  3,543,368
                                                                     ------------
CAPITAL MARKETS (2.0%)
A.G. Edwards, Inc.                                          19,382        875,097
Bank of New York Co., Inc. (The)                            59,518      1,712,928
Bear Stearns Cos., Inc. (The)                               13,706      1,424,602
E*TRADE Financial Corp. (a)                                 92,210      1,290,018
Eaton Vance Corp.                                           28,382        678,614
Franklin Resources, Inc.                                    27,892      2,147,126
Investors Financial Services Corp.                           2,688        101,660
Janus Capital Group, Inc.                                   19,459        292,663
LaBranche & Co., Inc. (a)                                    2,464         15,523
Legg Mason, Inc.                                            26,954      2,806,181
Lehman Brothers Holdings, Inc.                              23,905      2,373,289
Merrill Lynch & Co., Inc.                                   58,566      3,221,716
SEI Investments Co.                                          4,329        161,688
State Street Corp.                                          29,257      1,411,650
                                                                     ------------
                                                                       18,512,755
                                                                     ------------
CHEMICALS (2.5%)
Crompton Corp. (a)                                           4,839         68,472
Dow Chemical Co. (The)                                     130,508      5,811,521
E.I. du Pont de Nemours & Co.                              197,939      8,513,356
Eastman Chemical Co.                                        19,487      1,074,708
FMC Corp. (a)                                                4,546        255,212
Great Lakes Chemical Corp.                                  19,668        618,952
Lyondell Chemical Co.                                       10,198        269,431
Monsanto Co.                                                67,348      4,234,169
PPG Industries, Inc.                                        21,022      1,319,341
Scotts Miracle-Gro Co. (The) Class A (a)                     1,145         81,536
                                                                     ------------
                                                                       22,246,698
                                                                     ------------
COMMERCIAL BANKS (3.8%)
AmSouth Bancorp                                             14,996        389,896
BB&T Corp.                                                  77,035      3,079,089
Bank of America Corp.                                      145,362      6,629,961
Bank of Hawaii Corp.                                         4,477        227,208
Colonial BancGroup, Inc.                                     6,387        140,897
Comerica, Inc.                                              21,776      1,258,653
Commerce Bancorp., Inc.                                      6,746        204,471
Compass Bancshares, Inc.                                    10,350        465,750
First Horizon National Corp.                                10,240        432,128
Hibernia Corp. Class A                                      25,951        861,054
Huntington Bancshares, Inc.                                  8,806        212,577

+ Percentages indicated are based on Portfolio net assets.
V Among the Portfolio's 10 largest holdings, excluding short-term investments.
  May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                            SHARES          VALUE
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------------------
COMMERCIAL BANKS (CONTINUED)
KeyCorp                                                     51,939   $  1,721,778
National City Corp.                                         96,931      3,307,286
PNC Financial Services Group, Inc.                          20,832      1,134,511
Regions Financial Corp.                                     19,230        651,512
U.S. Bancorp                                               103,500      3,022,200
Unizan Financial Corp.                                      26,046        697,772
Wachovia Corp.                                              17,962        890,915
Wells Fargo & Co.                                          140,999      8,682,718
Willmington Trust Corp.                                     11,271        405,869
Zions Bancorp                                                3,512        258,237
                                                                     ------------
                                                                       34,674,482
                                                                     ------------
COMMERCIAL SERVICES & SUPPLIES (1.4%)
Allied Waste Industries, Inc. (a)                           10,934         86,707
Brink's Co. (The)                                            9,607        345,852
Career Education Corp. (a)                                  17,378        636,209
Cendant Corp.                                              256,995      5,748,978
Donnelley (R.R.) & Sons Co.                                 18,073        623,699
Equifax, Inc.                                               22,685        810,081
H&R Block, Inc.                                             13,767        803,304
Herman Miller, Inc.                                          2,901         89,467
United Rentals, Inc. (a)                                    18,838        380,716
Waste Management, Inc.                                     118,858      3,368,436
                                                                     ------------
                                                                       12,893,449
                                                                     ------------
COMMUNICATIONS EQUIPMENT (3.2%)
CIENA Corp. (a)                                             18,479         38,621
Cisco Systems, Inc. (a)                                    724,499     13,845,176
Comverse Technology, Inc. (a)                               24,848        587,655
Corning, Inc. (a)                                          185,433      3,081,897
Harris Corp.                                                14,204        443,307
Motorola, Inc.                                             558,086     10,190,651
Powerwave Technologies, Inc. (a)                             4,084         41,739
QLogic Corp. (a)                                            11,352        350,436
                                                                     ------------
                                                                       28,579,482
                                                                     ------------
COMPUTERS & PERIPHERALS (3.7%)
Apple Computer, Inc. (a)                                   166,492      6,128,570
Dell, Inc. (a)                                              54,704      2,161,355
EMC Corp. (a)                                               59,122        810,563
Hewlett-Packard Co.                                        132,130      3,106,376
Imation Corp.                                                1,380         53,530
V International Business Machines Corp.                    200,809     14,900,028
NCR Corp. (a)                                               46,986      1,650,148
Network Appliance, Inc. (a)                                 46,486      1,314,159
Storage Technology Corp. (a)                                27,057        981,899
Sun Microsystems, Inc. (a)                                 704,856      2,629,113
Western Digital Corp. (a)                                    8,799        118,083
                                                                     ------------
                                                                       33,853,824
                                                                     ------------


                                                            SHARES          VALUE
CONSTRUCTION & ENGINEERING (0.0%) (B)
Granite Construction, Inc.                                   1,758   $     49,400
Quanta Services, Inc. (a)                                   18,108        159,350
                                                                     ------------
                                                                          208,750
                                                                     ------------
CONSTRUCTION MATERIALS (0.2%)
Martin Marietta Materials, Inc.                             12,011        830,200
Vulcan Materials Co.                                        18,349      1,192,502
                                                                     ------------
                                                                        2,022,702
                                                                     ------------
CONSUMER FINANCE (3.0%)
American Express Co.                                       101,123      5,382,777
AmeriCredit Corp. (a)                                       37,286        950,793
Capital One Financial Corp.                                 41,390      3,311,614
V MBNA Corp.                                               560,043     14,650,725
MoneyGram International, Inc.                                7,567        144,681
Providian Financial Corp. (a)                              151,221      2,666,026
                                                                     ------------
                                                                       27,106,616
                                                                     ------------
CONTAINERS & PACKAGING (0.1%)
Ball Corp.                                                  10,032        360,751
Longview Fibre Co.                                          12,896        265,013
Pactiv Corp. (a)                                            31,315        675,777
                                                                     ------------
                                                                        1,301,541
                                                                     ------------
DISTRIBUTORS (0.1%)
Adesa, Inc.                                                 11,499        250,333
Genuine Parts Co.                                            7,165        294,410
                                                                     ------------
                                                                          544,743
                                                                     ------------
DIVERSIFIED FINANCIAL SERVICES (2.5%)
CIT Group, Inc.                                             44,624      1,917,493
Citigroup, Inc.                                            303,588     14,034,873
GATX Corp.                                                  12,520        431,940
JPMorgan Chase & Co.                                       129,045      4,557,870
Moody's Corp.                                               12,518        562,809
Principal Financial Group, Inc.                             35,192      1,474,545
                                                                     ------------
                                                                       22,979,530
                                                                     ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (3.2%)
AT&T Corp.                                                 757,232     14,417,697
CenturyTel, Inc.                                            10,949        379,164
Cincinnati Bell, Inc. (a)                                   52,253        224,688
Citizens Communications Co.                                 42,379        569,574
Qwest Communications International, Inc. (a)               139,577        517,831
Verizon Communications, Inc.                               367,517     12,697,712
                                                                     ------------
                                                                       28,806,666
                                                                     ------------
ELECTRIC UTILITIES (4.9%)
Allegheny Energy, Inc. (a)                                  36,107        910,618
Aliant Energy Corp.                                          9,745        274,322
American Electric Power Co., Inc.                           98,455      3,630,036
CMS Energy Corp. (a)                                        43,396        653,544
CenterPoint Energy, Inc.                                    11,781        155,627
Cinergy Corp.                                              161,476      7,237,354

 60   MainStay VP Common Stock Portfolio   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.


                                                            SHARES          VALUE
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------------------
ELECTRIC UTILITIES (CONTINUED)
Consolidated Edison, Inc.                                    9,995   $    468,166
DPL, Inc.                                                   32,099        881,118
DTE Energy Co.                                               7,192        336,370
Edison International                                        68,997      2,797,828
Entergy Corp.                                               36,705      2,773,063
FPL Group, Inc.                                             61,138      2,571,464
FirstEnergy Corp.                                           13,904        668,921
IDACORP, Inc.                                                1,745         53,449
Northeast Utilities                                         16,039        334,573
OGE Energy Corp.                                             3,734        108,062
PG&E Corp.                                                  30,226      1,134,684
PNM Resources, Inc.                                          2,547         73,379
Pepco Holdings, Inc.                                         8,321        199,205
Pinnacle West Capital Corp.                                 15,176        674,573
Progress Energy, Inc.                                       15,794        714,521
Public Service Enterprise Group, Inc.                      197,519     12,013,106
TECO Energy, Inc.                                           25,788        487,651
TXU Corp.                                                   61,219      5,086,687
Xcel Energy, Inc.                                           24,395        476,190
                                                                     ------------
                                                                       44,714,511
                                                                     ------------
ELECTRICAL EQUIPMENT (0.3%)
Cooper Industries, Ltd Class A                               4,078        260,584
Emerson Electric Co.                                        17,752      1,111,808
Rockwell Automation, Inc.                                   19,062        928,510
Thomas & Betts Corp. (a)                                     1,050         29,652
                                                                     ------------
                                                                        2,330,554
                                                                     ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.2%)
Amphenol Corp. Class A                                       3,649        146,580
Avnet, Inc. (a)                                              9,948        224,129
PerkinElmer, Inc.                                           10,835        204,782
Solectron Corp. (a)                                        202,694        768,210
Thermo Electron Corp. (a)                                   13,477        362,127
Varian, Inc. (a)                                             1,409         53,246
Vishay Intertechnology, Inc. (a)                            13,697        162,583
                                                                     ------------
                                                                        1,921,657
                                                                     ------------
ENERGY EQUIPMENT & SERVICES (0.6%)
Halliburton Co.                                             37,688      1,802,240
Helmerich & Payne, Inc.                                     12,898        605,174
Patterson-UTI Energy, Inc.                                   7,065        196,619
Transocean, Inc. (a)                                        50,893      2,746,695
                                                                     ------------
                                                                        5,350,728
                                                                     ------------
FOOD & STAPLES RETAILING (1.9%)
Albertson's, Inc.                                           53,430      1,104,932
BJ's Wholesale Club, Inc. (a)                                3,087        100,297
Costco Wholesale Corp.                                      26,174      1,173,119
Kroger Co. (The) (a)                                       122,455      2,330,319
Ruddick Corp.                                                1,969         50,269


                                                            SHARES          VALUE
Safeway, Inc.                                               93,446   $  2,110,945
SUPERVALU, Inc.                                             34,476      1,124,262
Wal-Mart Stores, Inc.                                      183,422      8,840,940
Whole Foods Market, Inc.                                     2,648        313,258
                                                                     ------------
                                                                       17,148,341
                                                                     ------------
FOOD PRODUCTS (0.7%)
Archer-Daniels-Midland Co.                                 107,008      2,287,831
ConAgra Foods, Inc.                                         36,743        850,968
Dean Foods Co. (a)                                          12,382        436,342
Sara Lee Corp.                                             100,830      1,997,442
Sensient Technologies Corp.                                 10,010        206,306
Treehouse Foods, Inc.                                            0(c)          11
Tyson Foods, Inc. Class A                                   10,936        194,661
                                                                     ------------
                                                                        5,973,561
                                                                     ------------
GAS UTILITIES (0.1%)
Nicor, Inc.                                                  8,685        357,561
NiSource, Inc.                                              19,494        482,087
WGL Holdings, Inc.                                           2,041         68,659
                                                                     ------------
                                                                          908,307
                                                                     ------------
HEALTH CARE EQUIPMENT & SUPPLIES (0.6%)
Applera Corp.-Applied Biosystems Group                      13,219        260,018
C.R. Bard, Inc.                                              4,460        296,634
Bausch & Lomb, Inc.                                          6,435        534,105
Baxter International, Inc.                                  65,657      2,435,875
Becton, Dickinson & Co.                                     10,437        547,629
Edwards Lifesciences Corp. (a)                               4,932        212,175
Guidant Corp.                                               13,310        895,763
Varian Medical Systems, Inc. (a)                            16,669        622,254
                                                                     ------------
                                                                        5,804,453
                                                                     ------------
HEALTH CARE PROVIDERS & SERVICES (5.8%)
Aetna, Inc.                                                 74,289      6,152,615
AmerisourceBergen Corp.                                     27,238      1,883,508
Apria Healthcare Group, Inc. (a)                             6,212        215,184
CIGNA Corp.                                                 33,691      3,605,948
Cardinal Health, Inc.                                      110,046      6,336,449
Caremark Rx, Inc. (a)                                       75,330      3,353,692
Community Health Systems, Inc. (a)                           5,579        210,830
Coventry Health Care, Inc. (a)                               4,681        331,181
HCA, Inc.                                                   87,162      4,939,470
Health Net, Inc. (a)                                         8,262        315,278
Humana, Inc. (a)                                            27,393      1,088,598
Lincare Holdings, Inc. (a)                                  20,182        824,233
McKesson Corp.                                              54,256      2,430,126
Medco Health Solutions, Inc. (a)                            58,192      3,105,125
PacifiCare Health Systems, Inc. (a)                         10,750        768,087
Patterson Cos., Inc. (a)                                    11,533        519,908
Tenet Healthcare Corp. (a)                                  17,486        214,029

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                            SHARES          VALUE
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
Triad Hospitals, Inc. (a)                                   13,411   $    732,777
UnitedHealth Group, Inc. (a)                               217,178     11,323,661
Universal Health Services, Inc. Class B                      7,375        458,577
WellPoint, Inc. (a)                                         58,090      4,045,387
                                                                     ------------
                                                                       52,854,663
                                                                     ------------
HOTELS, RESTAURANTS & LEISURE (1.7%)
Brinker International, Inc. (a)                             14,733        590,057
CBRL Group, Inc.                                             8,013        311,385
Darden Restaurants, Inc. (a)                                38,506      1,269,928
GTECH Holdings Corp.                                         9,539        278,920
Harrah's Entertainment, Inc.                                30,692      2,211,982
Hilton Hotels Corp.                                         79,660      1,899,891
Krispy Kreme Doughnuts, Inc. (a)                             2,561         17,825
Marriott International, Inc. Class A                         8,550        583,281
McDonald's Corp.                                           144,403      4,007,183
Ruby Tuesday, Inc.                                           2,648         68,583
Starbucks Corp. (a)                                         16,913        873,726
Starwood Hotels & Resorts Worldwide, Inc.                   17,798      1,042,429
Wendy's International, Inc.                                  9,447        450,149
Yum! Brands, Inc.                                           24,682      1,285,439
                                                                     ------------
                                                                       14,890,778
                                                                     ------------
HOUSEHOLD DURABLES (0.7%)
American Greetings Corp. Class A                            17,407        461,286
Black & Decker Corp. (The)                                   6,671        599,389
Fortune Brands, Inc. (a)                                     7,826        694,949
Furniture Brands International, Inc.                         4,489         97,007
Harman International Industries, Inc.                        5,657        460,254
Lennar Corp. Class A                                        12,378        785,384
Maytag Corp.                                                19,952        312,448
Newell Rubbermaid, Inc.                                     58,186      1,387,154
Ryland Group, Inc. (The)                                     3,965        300,825
Toll Brothers, Inc. (a)                                      2,594        263,421
Tupperware Corp.                                             4,641        108,460
Whirlpool Corp.                                              5,757        403,623
                                                                     ------------
                                                                        5,874,200
                                                                     ------------
HOUSEHOLD PRODUCTS (0.6%)
Clorox Co. (The)                                            25,663      1,429,942
Energizer Holdings, Inc. (a)                                18,116      1,126,272
Kimberly-Clark Corp.                                        49,620      3,105,716
                                                                     ------------
                                                                        5,661,930
                                                                     ------------


                                                            SHARES          VALUE
INDUSTRIAL CONGLOMERATES (3.5%)
V General Electric Co.                                     757,130   $ 26,234,555
Textron, Inc.                                               22,774      1,727,408
Tyco International Ltd.                                    111,531      3,256,705
                                                                     ------------
                                                                       31,218,668
                                                                     ------------
INSURANCE (7.5%)
ACE, Ltd.                                                   71,849      3,222,428
AFLAC, Inc.                                                127,137      5,502,489
Allmerica Financial Corp. (a)                                2,224         82,488
American Financial Group, Inc.                               7,989        267,791
American International Group, Inc.                         233,631     13,573,961
AmerUS Group Co.                                             9,945        477,857
Aon Corp.                                                   67,081      1,679,708
Chubb Corp. (The)                                           48,489      4,151,143
Everest Re Group, Ltd.                                      14,235      1,323,855
First American Corp.                                         7,561        303,499
HCC Insurance Holdings, Inc.                                17,286        654,621
Hartford Financial Services Group, Inc. (The)               18,542      1,386,571
Horace Mann Educators Corp.                                  7,253        136,501
Lincoln National Corp.                                       6,897        323,607
Loews Corp.                                                  7,851        608,452
MetLife, Inc.                                              180,357      8,105,244
Ohio Casualty Corp.                                          2,590         62,626
Old Republic International Corp.                            21,468        542,926
Progressive Corp. (The)                                     42,011      4,151,107
Protective Life Corp.                                        8,685        366,681
Prudential Financial, Inc.                                 132,189      8,679,530
SAFECO Corp.                                                24,973      1,357,033
St. Paul Travelers Cos., Inc. (The)                        170,248      6,729,903
StanCorp Financial Group, Inc                                3,664        280,589
UnumProvident Corp.                                         50,118        918,162
W.R. Berkley Corp.                                          15,626        557,536
XL Capital Ltd. Class A                                     35,588      2,648,459
                                                                     ------------
                                                                       68,094,767
                                                                     ------------
INTERNET & CATALOG RETAIL (0.2%)
eBay, Inc. (a)                                              41,171      1,359,055
                                                                     ------------

IT SERVICES (0.7%)
Acxiom Corp.                                                21,840        456,019
BISYS Group, Inc. (The) (a)                                  5,190         77,539
CSG Systems International, Inc. (a)                          8,736        165,809
CheckFree Corp. (a)                                         11,012        375,069
Cognizant Technology Solutions Corp. (a)                    16,681        786,176
Computer Sciences Corp. (a)                                 48,363      2,113,463
Electronic Data Systems Corp.                               21,753        418,745
First Data Corp.                                            13,471        540,726
Sabre Holdings Corp. Class A                                10,853        216,517

 62   MainStay VP Common Stock Portfolio   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.


                                                            SHARES          VALUE
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------------------
IT SERVICES (CONTINUED)
SunGard Data Systems, Inc. (a)                              12,940   $    455,100
Unisys Corp. (a)                                            54,053        342,155
                                                                     ------------
                                                                        5,947,318
                                                                     ------------
LEISURE EQUIPMENT & PRODUCTS (0.3%)
Eastman Kodak Co.                                           73,153      1,964,158
Mattel, Inc.                                                18,356        335,915
                                                                     ------------
                                                                        2,300,073
                                                                     ------------
MACHINERY (0.3%)
Cummins, Inc.                                                3,881        289,561
Deere & Co.                                                 10,185        667,016
Federal Signal Corp.                                         2,046         31,918
Graco, Inc.                                                  2,928         99,757
Harsco Corp.                                                 5,313        289,824
Ingersoll-Rand Co. Ltd. Class A                              9,423        672,331
Navistar International Corp. (a)                             2,790         89,280
PACCAR, Inc.                                                 7,337        498,916
Pentair, Inc                                                 3,899        166,916
Tecumseh Products Co. Class A                                  772         21,184
                                                                     ------------
                                                                        2,826,703
                                                                     ------------
MARINE (0.1%)
Alexander & Baldwin, Inc.                                    8,981        416,269
                                                                     ------------

MEDIA (2.2%)
Catalina Marketing Corp.                                     8,641        219,568
Comcast Corp. Class A (a)                                    3,232         99,222
Emmis Communication Corp. Class A (a)                        1,384         24,455
Gannett Co., Inc.                                            8,440        600,337
Media General, Inc. Class A                                  2,011        130,232
Omnicom Group, Inc.                                          7,597        606,697
Reader's Digest Association, Inc. (The)                     12,304        203,016
Time Warner, Inc. (a)                                      285,697      4,773,997
Viacom, Inc. Class B                                       203,099      6,503,230
Walt Disney Co. (The)                                      272,268      6,855,708
                                                                     ------------
                                                                       20,016,462
                                                                     ------------
METALS & MINING (0.7%)
Alcoa, Inc.                                                 22,060        576,428
Arch Coal, Inc.                                              2,602        141,731
Freeport-McMoRan Copper & Gold, Inc. Class B                22,472        841,351
Nucor Corp.                                                 34,190      1,559,748
Peabody Energy Corp.                                         5,174        269,255
Phelps Dodge Corp.                                          24,204      2,238,870
Steel Dynamics, Inc.                                         4,161        109,226
United States Steel Corp.                                   24,197        831,651
                                                                     ------------
                                                                        6,568,260
                                                                     ------------


                                                            SHARES          VALUE
MULTILINE RETAIL (2.6%)
Dillard's, Inc. Class A                                     16,245   $    380,458
Dollar Tree Stores, Inc.                                     4,526        108,624
Federated Department Stores, Inc.                           35,857      2,627,601
May Department Stores Co.                                   62,431      2,507,229
Neiman Marcus Group (The) Class A                           10,348      1,002,928
Nordstrom, Inc.                                             10,305        700,431
J.C. Penney Co., Inc. Holding Co.                           60,101      3,160,111
Saks, Inc.                                                  17,561        333,132
Sears Holdings Corp. (a)                                    14,151      2,120,810
Target Corp.                                               187,893     10,223,258
                                                                     ------------
                                                                       23,164,582
                                                                     ------------
MULTI-UTILITIES & UNREGULATED POWER (1.0%)
AES Corp. (The) (a)                                        165,824      2,716,197
Constellation Energy Group                                  22,024      1,270,564
El Paso Corp.                                               53,018        610,767
MDU Resources Group, Inc.                                    9,794        275,897
ONEOK, Inc.                                                  8,716        284,577
Questar Corp.                                               10,894        717,915
Sierra Pacific Resources (a)                                29,784        370,811
Westar Energy, Inc.                                          7,286        175,083
Williams Cos., Inc. (The)                                  142,687      2,711,053
                                                                     ------------
                                                                        9,132,864
                                                                     ------------
OFFICE ELECTRONICS (0.3%)
Xerox Corp. (a)                                            202,711      2,795,385
                                                                     ------------

OIL & GAS (9.7%)
Amerada Hess Corp.                                           3,514        374,276
Anadarko Petroleum Corp.                                    33,662      2,765,333
Burlington Resources, Inc.                                  98,613      5,447,382
Chevron Corp.                                               85,573      4,785,242
ConocoPhillips                                             219,308     12,608,017
Devon Energy Corp.                                         121,998      6,182,859
EOG Resources, Inc.                                          9,933        564,194
V ExxonMobil Corp.                                         548,499     31,522,238
Forest Oil Corp. (a)                                         6,964        292,488
Kerr-McGee Corp.                                            22,301      1,701,789
Marathon Oil Corp.                                          72,379      3,862,867
Newfield Exploration Co. (a)                                15,997        638,120
Noble Energy, Inc.                                           2,495        188,747
Occidental Petroleum Corp.                                  83,987      6,461,120
Overseas Shipholding Group, Inc.                             4,709        280,892
Pioneer Natural Resources Co.                                5,973        251,344
Plains Exploration & Production Co. (a)                     19,512        693,261
Sunoco, Inc.                                                17,742      2,016,911
Unocal Corp.                                                45,430      2,955,222
Valero Energy Corp.                                         55,413      4,383,722
XTO Energy, Inc.                                             6,652        226,102
                                                                     ------------
                                                                       88,202,126
                                                                     ------------

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com


                                                            SHARES          VALUE
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.3%)
Georgia-Pacific Corp.                                       64,029   $  2,036,122
Louisiana-Pacific Corp.                                      9,237        227,045
MeadWestvaco Corp.                                           8,970        251,519
Potlatch Corp.                                               7,390        386,719
Weyerhaeuser Co.                                             3,052        194,260
                                                                     ------------
                                                                        3,095,665
                                                                     ------------
PERSONAL PRODUCTS (1.8%)
V Gillette Co. (The)                                       322,152     16,310,556
                                                                     ------------

PHARMACEUTICALS (5.5%)
Abbott Laboratories                                          4,822        236,326
Barr Pharmaceuticals, Inc. (a)                               3,800        185,212
Eli Lilly & Co.                                             31,196      1,737,929
Forest Laboratories, Inc. (a)                               14,111        548,212
V Johnson & Johnson                                        273,268     17,762,420
King Pharmaceuticals, Inc. (a)                               9,176         95,614
Merck & Co., Inc.                                          353,435     10,885,798
Mylan Laboratories, Inc.                                     7,407        142,511
V Pfizer, Inc.                                             623,223     17,188,490
Watson Pharmaceuticals, Inc. (a)                             4,505        133,168
Wyeth                                                       22,631      1,007,080
                                                                     ------------
                                                                       49,922,760
                                                                     ------------
REAL ESTATE (0.3%)
Apartment Investment & Management Co. Class A               15,574        637,288
Archstone-Smith Trust                                       16,745        646,692
Equity Residential                                          11,977        440,993
Plum Creek Timber Co., Inc.                                  7,494        272,032
Simon Property Group, Inc.                                   9,360        678,507
Weingarten Realty Investors                                  3,769        147,820
                                                                     ------------
                                                                        2,823,332
                                                                     ------------
ROAD & RAIL (1.1%)
Burlington Northern Santa Fe Corp.                          80,452      3,791,917
CSX Corp.                                                   36,464      1,555,554
Norfolk Southern Corp.                                      59,837      1,852,554
Swift Transportation Co., Inc. (a)                          14,047        327,155
Union Pacific Corp.                                         32,930      2,133,864
Yellow Roadway Corp. (a)                                     6,215        315,722
                                                                     ------------
                                                                        9,976,766
                                                                     ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.2%)
Advanced Micro Devices, Inc. (a)                            81,457      1,412,464
Applied Materials, Inc.                                     16,874        273,021
Atmel Corp. (a)                                             33,134         78,528
Cabot Microelectronics Corp. (a)                             2,103         60,966
Cree, Inc. (a)                                               3,149         80,205
Fairchild Semiconductor International, Inc. (a)             10,056        148,326


                                                            SHARES          VALUE
Freescale Semiconductor, Inc. Class B (a)                   84,524   $  1,790,218
Intel Corp.                                                505,609     13,176,171
LSI Logic Corp. (a)                                         16,039        136,171
Lam Research Corp. (a)                                      35,104      1,015,910
Maxim Integrated Products, Inc.                             12,554        479,688
Micron Technology, Inc. (a)                                116,887      1,193,416
National Semiconductor Corp.                                59,164      1,303,383
NVIDIA Corp. (a)                                            13,081        349,524
Texas Instruments, Inc.                                    264,120      7,413,849
                                                                     ------------
                                                                       28,911,840
                                                                     ------------
SOFTWARE (2.9%)
Activision, Inc. (a)                                        16,193        267,508
Autodesk, Inc.                                              58,325      2,004,630
BMC Software, Inc. (a)                                      55,818      1,001,933
Citrix Systems, Inc. (a)                                    35,426        767,327
Compuware Corp. (a)                                         62,570        449,878
Intuit, Inc. (a)                                            31,595      1,425,250
Macromedia, Inc.                                            47,694      1,822,865
McAfee, Inc. (a)                                            33,322        872,370
Mercury Interactive Corp. (a)                               10,774        413,291
V Microsoft Corp.                                          618,286     15,358,224
Novell, Inc. (a)                                            16,027         99,367
Parametric Technology Corp. (a)                             29,636        189,078
Sybase, Inc. (a)                                            16,060        294,701
Synopsis, Inc. (a)                                          37,334        622,358
VERITAS Software Corp. (a)                                  22,519        549,464
Wind River Systems, Inc. (a)                                   570          8,938
                                                                     ------------
                                                                       26,147,182
                                                                     ------------
SPECIALTY RETAIL (1.4%)
Abercrombie & Fitch Co. Class A                             22,082      1,517,034
Advanced Auto Parts, Inc. (a)                                9,135        589,664
American Eagle Outfitters, Inc.                             23,025        705,716
AutoZone, Inc. (a)                                           2,729        252,323
Barnes & Noble, Inc. (a)                                    13,879        538,505
Borders Group, Inc.                                          8,040        203,493
Chico's FAS, Inc. (a)                                       15,258        523,044
Circuit City Stores, Inc.                                   33,103        572,351
Home Depot, Inc. (The)                                      58,167      2,262,696
Limited Brands, Inc.                                        32,960        706,003
Michaels Stores, Inc.                                       34,301      1,419,032
Office Depot, Inc. (a)                                      39,206        895,465
O'Reilly Automotive, Inc. (a)                                8,704        259,466
Payless ShoeSource, Inc. (a)                                17,227        330,759
Rent-A-Center, Inc. (a)                                      2,933         68,310
Staples, Inc.                                               39,535        842,886
TJX Cos., Inc. (The)                                        19,517        475,239
Toys "R" Us, Inc. (a)                                       31,631        837,589
                                                                     ------------
                                                                       12,999,575
                                                                     ------------

 64   MainStay VP Common Stock Portfolio   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.


                                                            SHARES          VALUE
COMMON STOCKS (CONTINUED)
---------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Coach, Inc. (a)                                             15,639   $    525,001
Jones Apparel Group, Inc.                                    4,446        138,004
                                                                     ------------
                                                                          663,005
                                                                     ------------
THRIFTS & MORTGAGE FINANCE (2.4%)
Countrywide Financial Corp.                                145,676      5,624,550
Fannie Mae                                                 176,477     10,306,257
Freddie Mac                                                 71,453      4,660,879
Independence Community Bank Corp.                           16,819        621,126
Webster Financial Corp.                                      4,523        211,179
                                                                     ------------
                                                                       21,423,991
                                                                     ------------
TOBACCO (2.0%)
V Altria Group, Inc.                                       261,316     16,896,692
Reynolds American, Inc.                                        576         45,389
UST, Inc.                                                   28,109      1,283,457
                                                                     ------------
                                                                       18,225,538
                                                                     ------------
WIRELESS TELECOMMUNICATION SERVICES (1.7%)
V Nextel Communications, Inc. Class A (a)                  485,620     15,690,382
Telephone & Data Systems, Inc.                               2,435         99,372
                                                                     ------------
                                                                       15,789,754
                                                                     ------------
Total Common Stocks
  (Cost $846,740,230)                                                 904,995,712
                                                                     ------------


                                                            SHARES          VALUE
INVESTMENT COMPANY (0.4%)
---------------------------------------------------------------------------------
CAPITAL MARKETS (0.4%)
S&P 500 Index-SPDR Trust, Series 1 (d)                      31,360   $  3,737,485
                                                                     ------------
Total Investment Company
  (Cost $3,735,428)                                                     3,737,485
                                                                     ------------
Total Investments
  (Cost $850,475,658) (e)                                    100.4%   908,733,197(f)
Liabilities in Excess of
  Cash and Other Assets                                       (0.4)    (3,334,659)
                                                    --------------   ------------
Net Assets                                                   100.4%  $905,398,538
                                                    ==============   ============

(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c)  Less than one share.
(d) Exchange Traded Fund -- represents a basket of securities that are traded on an exchange.
(e) The cost for federal income tax purposes is $855,184,354.
(f)  At June 30, 2005 net unrealized appreciation was
     $53,548,843, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $105,119,087 and aggregate unrealized depreciation for all investments on which there was an excess of cost over market value of $51,570,244.

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF ASSETS AND LIABILITIES AS OF JUNE 30, 2005 UNAUDITED

ASSETS:
Investment in securities, at value
  (identified cost $850,475,658)                $908,733,197
Receivables:
  Investment securities sold                      13,633,797
  Dividends                                        1,070,333
  Fund shares sold                                    95,292
Other assets                                          25,723
                                                ------------
    Total assets                                 923,558,342
                                                ------------
LIABILITIES:
Due to custodian                                   1,757,477
Payables:
  Investment securities purchased                 15,418,140
  Shareholder communication                          319,967
  Fund shares redeemed                               243,412
  Adviser                                            188,267
  Administrator                                      150,613
  Custodian                                           17,958
  NYLIFE Distributors                                  8,077
Accrued expenses                                      55,893
                                                ------------
    Total liabilities                             18,159,804
                                                ------------
Net assets                                      $905,398,538
                                                ============
NET ASSETS CONSIST OF:
Capital stock (par value of $.01 per share)
  200 million shares authorized
  Initial Class                                 $    418,519
  Service Class                                       19,229
Additional paid-in capital                       851,481,114
Accumulated undistributed net investment
  income                                           5,616,666
Accumulated net realized loss on investments     (10,394,529)
Net unrealized appreciation on investments        58,257,539
                                                ------------
Net assets                                      $905,398,538
                                                ============
INITIAL CLASS
Net assets applicable to outstanding shares     $865,732,334
                                                ============
Shares of capital stock outstanding               41,851,877
                                                ============
Net asset value per share outstanding           $      20.69
                                                ============
SERVICE CLASS
Net assets applicable to outstanding shares     $ 39,666,204
                                                ============
Shares of capital stock outstanding                1,922,895
                                                ============
Net asset value per share outstanding           $      20.63
                                                ============

 66   MainStay VP Common Stock Portfolio   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2005 UNAUDITED

INVESTMENT INCOME:
INCOME:
  Dividends                                     $  8,051,895
                                                ------------
    Total income                                   8,051,895
                                                ------------
EXPENSES:
  Advisory                                         1,138,338
  Administration                                     910,671
  Shareholder communication                          193,844
  Professional                                        60,666
  Distribution and service -- Service Class           44,211
  Custodian                                           36,964
  Directors                                           25,505
  Portfolio pricing                                    6,511
  Miscellaneous                                       38,889
                                                ------------
    Total expenses                                 2,455,599
                                                ------------
Net investment income                              5,596,296
                                                ------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain on investments                  14,284,652
Net change in unrealized appreciation on
  investments                                    (13,385,378)
                                                ------------
Net realized and unrealized gain on
  investments                                        899,274
                                                ------------
Net increase in net assets resulting from
  operations                                    $  6,495,570
                                                ============

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

STATEMENT OF CHANGES IN NET ASSETS

FOR THE SIX MONTHS ENDED JUNE 30, 2005 UNAUDITED AND THE YEAR ENDED DECEMBER 31, 2004

                                              2005            2004
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income                $  5,596,296   $  12,799,871
 Net realized gain on investments       14,284,652     148,353,610
 Net increase from payment by
  affiliate for loss on the disposal
  of investment in violation of
  restrictions                                  --         160,608
 Net change in unrealized
  appreciation on investments          (13,385,378)    (65,086,231)
                                      ----------------------------
 Net increase in net assets
  resulting from operations              6,495,570      96,227,858
                                      ----------------------------
Dividends to shareholders:
 From net investment income:
   Initial Class                                --     (12,327,924)
   Service Class                                --        (383,179)
                                      ----------------------------
 Total dividends to shareholders                --     (12,711,103)
                                      ----------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Initial Class                         5,719,892      91,409,988
   Service Class                         7,598,315      20,966,187

 Net asset value of shares issued to
  shareholders in reinvestment of
  dividends:
   Initial Class                                --      12,327,924
   Service Class                                --         383,179
                                      ----------------------------
                                        13,318,207     125,087,278

 Cost of shares redeemed:
   Initial Class                       (69,790,546)   (125,547,914)
   Service Class                        (1,297,100)       (902,834)
                                      ----------------------------
                                       (71,087,646)   (126,450,748)
                                      ----------------------------
    Decrease in net assets derived
     from capital share transactions   (57,769,439)     (1,363,470)
                                      ----------------------------
    Net increase (decrease) in net
     assets                            (51,273,869)     82,153,285

NET ASSETS:
Beginning of period                    956,672,407     874,519,122
                                      ----------------------------
End of period                         $905,398,538   $ 956,672,407
                                      ============================
Accumulated undistributed net
  investment income at end of period  $  5,616,666   $      20,370
                                      ============================

 68   MainStay VP Common Stock Portfolio   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                                                             INITIAL CLASS
                                -----------------------------------------------------------------------
                                 SIX MONTHS
                                   ENDED
                                  JUNE 30,                     YEAR ENDED DECEMBER 31,
                                   2005*         2004       2003       2002        2001         2000
Net asset value at beginning
  of period                       $  20.52     $  18.75   $  14.98   $  19.99   $    24.28   $    27.78
                                  --------     --------   --------   --------   ----------   ----------
Net investment income                 0.12         0.28(c)     0.17(b)     0.16       0.14         0.15
Net realized and unrealized
  gain (loss) on investments          0.05         1.77       3.78      (5.01)       (4.29)       (1.06)
                                  --------     --------   --------   --------   ----------   ----------
Total from investment
  operations                          0.17         2.05       3.95      (4.85)       (4.15)       (0.91)
                                  --------     --------   --------   --------   ----------   ----------
Less dividends and
  distributions:
  From net investment income            --        (0.28)     (0.18)     (0.16)       (0.14)       (0.15)
  From net realized gain on
    investments                         --           --         --         --           --        (2.44)
                                  --------     --------   --------   --------   ----------   ----------
Total dividends and
  distributions                         --        (0.28)     (0.18)     (0.16)       (0.14)       (2.59)
                                  --------     --------   --------   --------   ----------   ----------
Net asset value at end of
  period                          $  20.69     $  20.52   $  18.75   $  14.98   $    19.99   $    24.28
                                  ========     ========   ========   ========   ==========   ==========
Total investment return               0.82%(d)    10.90%     26.37%    (24.25%)     (17.09%)      (3.34%)
Ratios (to average net
  assets)/
  Supplemental Data:
  Net investment income               1.24%+       1.44%(c)     1.05%     0.89%       0.66%        0.55%
  Expenses                            0.53%+       0.53%      0.52%      0.51%        0.50%        0.50%
Portfolio turnover rate                 42%         151%        72%       120%          93%          77%
Net assets at end of period
  (in 000's)                      $865,732     $923,660   $864,373   $731,686   $1,059,832   $1,331,634

(a)  Commencement of Operations.
(b)  Per share data based on average shares outstanding during the period.
(c)  Included in net investment income per share and the ratio of net investment income to average net assets are $0.03 per
     share and 0.27%, respectively, resulting from a special
     one-time dividend from Microsoft Corp. that paid $3.00 per share.
(d)  Total return is not annualized.
(e)  Represents income earned for the year by the Initial Class share less service fee of 0.25%.
+    Annualized.
*    Unaudited.

 70   MainStay VP Common Stock Portfolio   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECTED PER SHARE DATA AND RATIOS

                            SERVICE CLASS
      ---------------------------------------------------------
                                                     JUNE 5,
       SIX MONTHS                                    2003(A)
          ENDED              YEAR ENDED              THROUGH
        JUNE 30,            DECEMBER 31,          DECEMBER 31,
          2005*                 2004                  2003
         $ 20.49               $ 18.74               $ 16.45
         -------               -------               -------
            0.11                  0.24(c)               0.07(b)
            0.03                  1.75                  2.38
         -------               -------               -------
            0.14                  1.99                  2.45
         -------               -------               -------
              --                 (0.24)                (0.16)
              --                    --                    --
         -------               -------               -------
              --                 (0.24)                (0.16)
         -------               -------               -------
         $ 20.63               $ 20.49               $ 18.74
         =======               =======               =======
            0.69%(d)             10.62%                14.93%(d)
            0.99%+                1.19%(c)              0.80%+(e)
            0.78%+                0.78%                 0.77%+
              42%                  151%                   72%
         $39,666               $33,013               $10,146

    The notes to the financial statements are an integral part of, and should be
read in conjunction with, the financial statements.        www.mainstayfunds.com

NOTES TO FINANCIAL STATEMENTS UNAUDITED

NOTE 1 -- ORGANIZATION AND BUSINESS:

MainStay VP Series Fund, Inc. (the "Fund") was incorporated under Maryland law on June 3, 1983. The Fund is registered under the Investment Company Act of 1940, as amended ("Investment Company Act"), as an open-end diversified management investment company and is comprised of nineteen Portfolios. These financial statements relate solely to the Cash Management Portfolio, which commenced operations on January 29, 1993, and Bond and Common Stock (formerly Growth Equity Portfolio) Portfolios, which commenced operations on January 23, 1984, (the "Portfolios"; each separately a "Portfolio") and are separate Portfolios of the Fund. Shares of the Portfolios are currently offered only to New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). NYLIAC allocates shares of the Portfolios to, among others, New York Life Insurance and Annuity Corporation's MFA Separate Account-I, MFA Separate Account-II and VLI Separate Account (collectively "Separate Accounts"). The MFA Separate Accounts are used to fund multi-funded retirement annuity policies and the VLI Separate Account is used to fund variable life insurance policies issued by NYLIAC.

On May 13, 2003, the Fund's Board of Directors adopted a Multiple Class Plan under which the existing shares of each of the Fund's Portfolios, except the Cash Management Portfolio, were re-classified as Initial Class shares, and a second class of shares, the Service Class, was established. The classes differ in that, pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act, Service Class shares pay a combined distribution and service fee of 0.25% of average daily net assets to the distributor of its shares. Effective June 2, 2003, new shareholders of the Portfolios are permitted to invest only in the Service Class shares, however, existing Initial Class shareholders are permitted to continue investing in the Initial Class shares. The Bond and Common Stock Portfolios Service Class commenced operations on June 4, 2003 and June 5, 2003, respectively.

The investment objectives for each of the Portfolios of the Fund are as follows:

BOND: to seek the highest income over the long term consistent with preservation of principal.

CASH MANAGEMENT: to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity.

COMMON STOCK: to seek long-term growth of capital, with income as a secondary consideration.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES:

Each Portfolio prepares its financial statements in accordance with generally accepted accounting principles and follows the significant accounting policies described below:

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Debt securities are valued at prices supplied by a pricing agent or brokers selected by the Fund's Administrator, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Administrator to be representative of market values at the regular close of business of the Exchange. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Portfolio securities of Cash Management Portfolio are valued at their amortized cost. Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. Reasons for which securities may be valued in this manner include, but are not limited to, trading for a security has been halted or suspended, a security has been de-listed from a national exchange, or trading on a security's primary market is temporarily closed at a time when under normal conditions it would be open.

(B) SECURITY TRANSACTIONS AND INVESTMENT INCOME. Each Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned. Discounts and premiums on securities, other than short-term securities, purchased for all Portfolios are accreted and amortized, respectively, on the constant yield method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method.

Investment income and realized and unrealized gains and losses on investments of each Portfolio are allocated to separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

 72   MainStay VP Series Fund, Inc.

(C) REPURCHASE AGREEMENTS. The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(D) MORTGAGE DOLLAR ROLLS. Certain of the Portfolios may enter into mortgage dollar roll ("MDR") transactions in which they sell mortgage-backed securities ("MBS") to a counterparty from whom they simultaneously agree to buy a similar security on a delayed delivery basis. An MDR may also be executed entirely in the to-be-announced (TBA) market, where the investment company makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase in the future. The Fund's MDR transactions are entirely in the TBA market. The MDR transactions of the Portfolios are classified as purchase and sale transactions. The securities sold in connection with the MDRs are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolio have agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. The Portfolios maintain a segregated account containing securities from the respective Portfolios having a value not less than the repurchase price, including accrued interest. MDR transactions involve certain risks, including the risk that the MBS returned to the Portfolios at the end of the roll could be inferior to what was initially sold to the counterparty.

(E) SECURITIES LENDING. The Portfolios may lend their securities to broker-dealers and financial institutions. The loans would be collateralized by cash or securities at least equal at all times to the market value of the securities loaned. The Portfolios may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Portfolios would receive compensation for lending their securities in the form of fees or they would retain a portion of interest on the investment of any cash received as collateral. The Portfolios would also continue to receive interest and dividends on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan would be for the account of the Portfolios.

(F) FEDERAL INCOME TAXES. Each of the Portfolios is treated as a separate entity for federal income tax purposes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Portfolio within the allowable time limits. Therefore, no federal income or excise tax provision is required.

Investment income received by a Portfolio from foreign sources may be subject to foreign income taxes. These foreign income taxes are withheld at the source.

(G) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. For Cash Management Portfolio, dividends are declared daily and paid monthly and capital gain distributions, if any, are declared and paid annually. Each of the other Portfolios intends to declare and pay, as a dividend, substantially all of their net investment income and net realized gains no less frequently than once a year. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax differences" are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.

(H) EXPENSES. Expenses with respect to the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than expenses incurred under the Distribution and Service Plan) are allocated to separate classes of shares based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown on each Portfolio's Statement of Operations.

(I) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 3 -- FEES AND RELATED PARTY TRANSACTIONS:

(A) INVESTMENT ADVISORY, SUB-ADVISORY AND ADMINISTRATION FEES. New York Life Investment Management LLC ("NYLIM"), an indirect wholly-owned subsidiary of New York Life, serves as investment adviser to the Fund under an Investment Advisory Agreement. Bond and Common Stock Portfolios are advised by NYLIM. MacKay Shields, a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as sub-

                                                    www.mainstayfunds.com     73
adviser to Cash Management Portfolio, under a Sub-Advisory Agreement with NYLIM.

NYLIM also serves as administrator for the Fund. NYLIM provides offices and conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolios.

The Fund, on behalf of each Portfolio, pays the Adviser and Administrator a monthly fee for the services performed and the facilities furnished at an approximate annual rate of the average daily net assets of each Portfolio as follows:

                                  ADVISER   ADMINISTRATOR
Bond Portfolio                      0.25%           0.20%
---------------------------------------------------------
Cash Management Portfolio           0.25%           0.20%
---------------------------------------------------------
Common Stock Portfolio              0.25%           0.20%
---------------------------------------------------------

Pursuant to the terms of the Sub-Advisory Agreement between NYLIM and MacKay Shields, NYLIM pays MacKay Shields a monthly fee at an annual rate of average daily net assets of Cash Management Portfolio of 0.25%.

(B) PAYMENTS BY AFFILIATES. In July 2004 it was determined that the Fund's SAI contained inconsistent non-fundamental restrictions for certain Portfolios addressing investments in shares of other investment companies including money market funds and whether advisory fees would be charged in connection with such investments. NYLIM conducted a review of the Portfolios' transactions in money market funds and concluded that the inconsistency did not impact any Portfolio's NAV by $0.01 or more. NYLIM reimbursed the Cash Management Portfolio to be $399. NYLIM has reimbursed the Portfolio. A supplement to the Fund's SAI was filed July 19, 2004 to reflect the August 1998 approval of the Portfolio's ability to purchase the securities of other investment companies as permitted by the Investment Company Act of 1940. This amount is included in the Statement of Operations as a reimbursement from the Adviser. This reimbursement had no material impact on expense or the net investment income ratios included in the Financial Highlights.
NYLIM also determined that the Common Stock Portfolio had not complied with a non-fundamental restriction with respect to investing in other investment companies, since March 3, 2004. NYLIM has liquidated these investments and has calculated the net loss to the Portfolio to be $160,608. NYLIM has reimbursed this amount to the Portfolio. This amount is included in the Statement of Operations for the year ended December 31, 2004, for the Common Stock Portfolio, as net increase from payment by affiliate for loss on the disposal of investment in violation of restrictions. The amount had no material effect on the total return of the Portfolio.


(C) DISTRIBUTOR. NYLIFE Distributors Inc. ("NYLIFE Distributors"), an indirect wholly-owned subsidiary of New York Life, serves as distributor (the "Distributor") to the Service Class shares of all Portfolios offering such shares, pursuant to a Distribution and Service Agreement.

(D) DISTRIBUTION AND SERVICE FEES. With respect to the Service Class shares of all Portfolios, except Cash Management Portfolio, the Fund has adopted a Distribution and Service Plan in accordance with the provisions of Rule 12b-1 under the Investment Company Act. Under the Distribution and Service Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class of each Portfolio.

(E) NON-INTERESTED DIRECTORS FEES. Non-Interested Directors are paid an annual retainer of $35,000, $3,000 for each Board meeting attended, $2,000 for each Audit Committee meeting attended and $1,500 for each Valuation, and Nominating Committee meeting attended, plus reimbursement for travel and out-of-pocket expenses. The Audit Committee Chair receives an additional annual retainer of $12,000. The Fund allocates directors fees in proportion to the net assets of the respective Portfolios.

(F) OTHER. Fees for the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are charged to the Portfolios in proportion to the net assets of the respective portfolio. For the six months ended June 30, 2005 these fees, which are included in Professional fees shown on the Statement of Operations, are as follows:

Bond Portfolio                                       $19,399
------------------------------------------------------------
Cash Management Portfolio                             12,734
------------------------------------------------------------
Common Stock Portfolio                                36,513
------------------------------------------------------------

NOTE 4 -- FEDERAL INCOME TAX:

Dividends to shareholders from net investment income and distributions to shareholders from net realized gains shown in the Statement of Changes in Net Assets for the year ended December 31, 2004 represent tax-based distributions of ordinary income and net long-term capital gain, respec-

 74   MainStay VP Series Fund, Inc.

tively, except for the Portfolios for which the tax components of the distributions are shown below.

                                                      2004
                                          -----------------------------
                                              TAX-BASED       TAX-BASED
                                          DISTRIBUTIONS   DISTRIBUTIONS
                                                   FROM            FROM
                                               ORDINARY       LONG-TERM
                                                 INCOME           GAINS
Bond Portfolio                             $21,786,414      $433,360
-----------------------------------------------------------------------
Cash Management Portfolio                    2,966,632             0
-----------------------------------------------------------------------

At December 31, 2004, for federal income tax purposes, capital loss carryforwards were available to the extent provided by regulations to offset future realized gains of Common Stock Portfolio, in the amount of approximately $19,970,000, through the years 2010. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

The Common Stock Portfolio utilized $152,021,350 of capital loss carryforwards during the year ended December 31, 2004.

NOTE 5 -- LINE OF CREDIT:

Bond and Common Stock Portfolios maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These Portfolios pay a commitment fee, at an annual rate of 0.075% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Portfolios based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings on this line of credit during the six months ended June 30, 2005.

NOTE 6 -- OTHER MATTERS:

NYLIM and mutual funds that NYLIM advises have received requests for information from various government authorities and regulatory bodies regarding market timing, late trading, operations, fees, expenses, and other matters. NYLIM and the funds it advises are cooperating fully in responding to these requests. To date, substantially all of the costs associated with these and other regulatory matters have been incurred by NYLIM. Except as described below, neither NYLIM nor the funds advised by it have any reason to believe that they have been targeted as the subject of any governmental or regulatory enforcement action.

The SEC Staff has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that Fund, as well as the related guarantee disclosure to Fund shareholders. Discussions have been held with the SEC concerning a possible resolution of this matter. These discussions are continuing, but there can be no assurance at this time as to the outcome of these efforts.

                                                    www.mainstayfunds.com     75

NOTE 7 -- PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the six months ended June 30, 2005, purchases and sales of securities, other than securities subject to repurchase transactions and short-term securities, were as follows:


                                                                      BOND                 COMMON STOCK
                                                                    PORTFOLIO                PORTFOLIO
                                                              ---------------------    ---------------------
                                                              PURCHASES     SALES      PURCHASES     SALES
U.S. Government securities                                    $742,274     $667,451    $     --     $     --
------------------------------------------------------------------------------------------------------------
All others                                                     117,157      132,673     387,118      433,947
------------------------------------------------------------------------------------------------------------
Total                                                         $859,431     $800,124    $387,118     $433,947
------------------------------------------------------------------------------------------------------------

NOTE 8 -- CAPITAL SHARE TRANSACTIONS (IN 000'S):

Transactions in capital shares for the six months ended June 30, 2005 and the year ended December 31, 2004 were as follows:

                                    BOND PORTFOLIO                CASH MANAGEMENT PORTFOLIO
                        --------------------------------------   ----------------------------
                        INITIAL   SERVICE   INITIAL    SERVICE
                         CLASS     CLASS     CLASS      CLASS
                        --------------------------------------   ----------------------------
                           SIX MONTHS                             SIX MONTHS
                              ENDED             YEAR ENDED           ENDED        YEAR ENDED
                            JUNE 30,           DECEMBER 31,        JUNE 30,      DECEMBER 31,
                              2005                 2004              2005            2004
Shares sold                549     1,385      1,122     3,160       130,016         567,129
---------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions             --        --      1,466       207         3,287           2,967
---------------------------------------------------------------------------------------------
                           549     1,385      2,588     3,367       133,303         570,096
---------------------------------------------------------------------------------------------
Shares redeemed         (2,416)     (162)    (7,126)     (185)     (140,569)       (621,403)
---------------------------------------------------------------------------------------------
Net increase
  (decrease)            (1,867)    1,223     (4,538)    3,182        (7,266)        (51,307)
---------------------------------------------------------------------------------------------


                               COMMON STOCK PORTFOLIO
                        -------------------------------------
                        INITIAL   SERVICE   INITIAL   SERVICE
                         CLASS     CLASS     CLASS     CLASS
                        -------------------------------------
                           SIX MONTHS
                              ENDED            YEAR ENDED
                            JUNE 30,          DECEMBER 31,
                              2005                2004
Shares sold                282      376      4,875     1,098
-------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions             --       --        600        19
-------------------------------------------------------------
                           282      376      5,475     1,117
-------------------------------------------------------------
Shares redeemed         (3,448)     (64)    (6,554)      (48)
-------------------------------------------------------------
Net increase
  (decrease)            (3,166)     312     (1,079)    1,069
-------------------------------------------------------------

 76   MainStay VP Series Fund, Inc.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that New York Life Investment Management LLC (NYLIM) uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by calling 1-800-598-2019 and (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Funds are required to file with the SEC its proxy voting records for each Portfolio for the 12-month period ending June 30 on Form N-PX. The most recent Form N-PX or relevant Portfolio proxy voting record is available free of charge upon request by calling 1-800-598-2019 or on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

Each Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Forms N-Q will be available without charge, on the SEC's website at www.sec.gov and may be available by calling NYLIM at 1-800-598-2019. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

                                                    www.mainstayfunds.com     77

DIRECTORS AND OFFICERS

The following are the Directors and Officers of MainStay VP Series Fund, Inc., together with a brief description of their principal occupations during the past five years.

Each Director serves until his or her successor is elected and qualified or until his or her resignation, death, or removal. Officers serve a term of one year and are elected annually by the Directors.

The business address of each Director and Officer is 51 Madison Avenue, New York, New York 10010.

                          POSITION(S) HELD WITH                                            NUMBER OF PORTFOLIOS  OTHER
        NAME AND          FUND AND LENGTH        PRINCIPAL OCCUPATION(S)                   IN FUND COMPLEX       DIRECTORSHIPS
        DATE OF BIRTH     OF SERVICE             DURING PAST FIVE YEARS                    OVERSEEN BY DIRECTOR  HELD BY DIRECTOR
        -------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS*
        GARY E.           Chairman and Chief     Chief Executive Officer, Chairman, and             57           None
        WENDLANDT         Executive Officer      Manager, New York Life Investment
        10/8/50           since 2002 and         Management LLC (including predecessor
                          Director since 2001    advisory organizations) and New York
                                                 Life Investment Management Holdings LLC;
                                                 Executive Vice President, New York Life
                                                 Insurance Company; Executive Vice
                                                 President and Manager, NYLIFE LLC;
                                                 Manager, NYLIFE Distributors LLC;
                                                 Chairman, McMorgan & Company LLC;
                                                 Madison Capital Funding LLC, NYLCAP
                                                 Manager LLC; Manager, MacKay Shields
                                                 LLC; Executive Vice President, New York
                                                 Life Insurance and Annuity Corporation;
                                                 President, Eclipse Funds; Eclipse Funds
                                                 Inc.; Chairman, President and Chief
                                                 Executive Officer, and Trustee, The
                                                 MainStay Funds (20 portfolios).
        -------------------------------------------------------------------------------------------------------------------------
        ANNE F. POLLACK   President since 1990   Senior Vice President and Chief                    21           Community
        11/7/55           and Director since     Investment Officer, New York Life                               Preservation
                          1989                   Insurance Company; Senior Vice                                  Corporation (Not
                                                 President, Chief Investment Officer, and                        for Profit)
                                                 Manager, NYLIFE LLC; Senior Vice                                since 2002; Coro
                                                 President and Director, New York Life                           New York
                                                 Insurance and Annuity Corporation and                           Leadership
                                                 NYLIFE Insurance Company of Arizona;                            Center (Not for
                                                 Senior Vice President, Chief Investment                         Profit) since
                                                 Officer, and Manager, New York Life                             December 2004
                                                 International, LLC; Director, NYLIFE
                                                 Securities Inc.
        -------------------------------------------------------------------------------------------------------------------------
        ROBERT D. ROCK    Vice President since   Senior Vice President, New York Life               21           None
        12/16/54          1985 and Director      Insurance Company; Senior Vice
                          since 1984             President, Chief Investment Officer, and
                                                 Director, New York Life Insurance and
                                                 Annuity Corporation and NYLIFE Insurance
                                                 Company of Arizona; Senior Vice
                                                 President and Manager, NYLIFE
                                                 Distributors LLC; Senior Vice President,
                                                 NYLIFE Securities Inc.
        -------------------------------------------------------------------------------------------------------------------------

     * Certain Directors are considered to be interested persons of the Company within the meaning of the Investment Company Act of 1940 because of their affiliation with New York Life Insurance Company, New York Life Insurance and Annuity Corporation, NYLIFE LLC, New York Life Investment Management LLC, MacKay Shields LLC, McMorgan & Company LLC, Eclipse Funds, Eclipse Funds Inc., The MainStay Funds, NYLIFE Securities Inc., and/or NYLIFE Distributors LLC, as described in detail in the column "Principal Occupation(s) During Past Five Years."

 78   MainStay VP Series Fund, Inc.

                          POSITION(S) HELD WITH                                            NUMBER OF PORTFOLIOS  OTHER
        NAME AND          FUND AND LENGTH        PRINCIPAL OCCUPATION(S)                   IN FUND COMPLEX       DIRECTORSHIPS
        DATE OF BIRTH     OF SERVICE             DURING PAST FIVE YEARS                    OVERSEEN BY DIRECTOR  HELD BY DIRECTOR
        -------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
        MICHAEL J. DRABB  Director since 1994    Retired. Executive Vice President,                 21           Director, MONY
        10/4/33                                  O'Brien Asset Management (1993 to 1999).                        Series Fund Inc.
                                                                                                                 (7 portfolios);
                                                                                                                 Director, New
                                                                                                                 York Life
                                                                                                                 Settlement
                                                                                                                 Corporation
        -------------------------------------------------------------------------------------------------------------------------
        JILL FEINBERG     Director since 1995    President, Jill Feinberg & Company, Inc.           21           Director, New
        4/14/54                                  (special events and meeting planning                            York Life
                                                 firm).                                                          Settlement
                                                                                                                 Corporation
        -------------------------------------------------------------------------------------------------------------------------
        DANIEL HERRICK    Director since 1983    Retired. Treasurer and Executive                   21           None
        12/1/20                                  Officer, National Gallery of Art (1985
                                                 to 1995).
        -------------------------------------------------------------------------------------------------------------------------
        ROMAN L. WEIL     Director since 1994    V. Duane Rath Professor of Accounting,             21           None
        5/22/40                                  Graduate School of Business, University
                                                 of Chicago; President, Roman L. Weil
                                                 Associates, Inc. (consulting firm).
        -------------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER,  Director since 1997;   Retired. Managing Director of Salomon              21           None
        JR.               Lead Independent       Brothers, Inc. (1981 to 1995).
        10/22/41          Director since July
                          2005
        -------------------------------------------------------------------------------------------------------------------------
                          POSITION(S) HELD WITH                                            NUMBER OF PORTFOLIOS  OTHER
        NAME AND          FUND AND LENGTH        PRINCIPAL OCCUPATION(S)                   IN FUND COMPLEX       DIRECTORSHIPS
        DATE OF BIRTH     OF TIME SERVED         DURING PAST FIVE YEARS                    OVERSEEN BY OFFICER   HELD BY OFFICER
        -------------------------------------------------------------------------------------------------------------------------
OFFICERS WHO ARE NOT DIRECTORS
        MICHAEL G. GALLO  Executive Vice         Senior Vice President, New York Life               21           None
        1/1/55            President since        Insurance Company.
                          February 2005
        -------------------------------------------------------------------------------------------------------------------------
        ROBERT A.         Chief Legal Officer    Senior Managing Director, General                  57           None
        ANSELMI           since 2003             Counsel and Secretary, New York Life
        10/19/46                                 Investment Management LLC (including
                                                 predecessor advisory organizations);
                                                 General Counsel and Secretary, New York
                                                 Life Investment Management Holdings LLC;
                                                 Senior Vice President, New York Life
                                                 Insurance Company; Vice President and
                                                 Secretary, McMorgan & Company LLC;
                                                 Secretary, NYLIM Service Company LLC;
                                                 NYLCAP Manager LLC, and Madison Capital
                                                 Funding LLC; Chief Legal Officer, The
                                                 MainStay Funds, Eclipse Funds, and
                                                 Eclipse Funds Inc.
        -------------------------------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     79

                                                                                              NUMBER OF
                          POSITION(S) HELD WITH                                               PORTFOLIOS           OTHER
        NAME AND          FUND AND LENGTH        PRINCIPAL OCCUPATION(S)                      IN FUND COMPLEX      DIRECTORSHIPS
        DATE OF BIRTH     OF SERVICE             DURING PAST FIVE YEARS                       OVERSEEN BY OFFICER  HELD BY OFFICER
        --------------------------------------------------------------------------------------------------------------------------
OFFICERS WHO ARE NOT DIRECTORS
        JEFFREY J.        Vice President,        Managing Director of Fund Accounting and             63           None
        GABOURY           Treasurer, and Chief   Administration, New York Life Investment
        10/23/68          Financial and          Management LLC (since December 2004);
                          Accounting Officer     Manager, NYLIM Service Company LLC (since
                          since 2005             March 2005); Executive Vice President, New
                                                 York Life Trust Company (since February
                                                 2005); Vice President, Treasurer, and Chief
                                                 Financial Officer, The MainStay Funds
                                                 (since May 2005) and Eclipse Funds and
                                                 Eclipse Funds Inc. (since June 2005);
                                                 Treasurer and Principal Financial Officer,
                                                 McMorgan Funds; Director of Fund
                                                 Administration, Investors Bank & Trust
                                                 Company (1995 to 2004).
        --------------------------------------------------------------------------------------------------------------------------
        SCOTT T.          Vice President--       Director, New York Life Investment                   57           None
        HARRINGTON        Administration since   Management LLC (including predecessor
        2/8/59            2005                   advisory organizations); Vice President--
                                                 Administration, Eclipse Funds, Eclipse
                                                 Funds Inc., and The MainStay Funds (since
                                                 June 2005).
        --------------------------------------------------------------------------------------------------------------------------
        ALISON H.         Vice President--       Managing Director and Chief Compliance               57           None
        MICUCCI           Compliance since       Officer, New York Life Investment
        12/16/65          September 2004         Management LLC (June 2003); Vice
                                                 President--Compliance, The MainStay Funds,
                                                 Eclipse Funds, and Eclipse Funds Inc.;
                                                 Senior Managing Director--Compliance,
                                                 NYLIFE Distributors; Deputy Chief
                                                 Compliance Officer, New York Life
                                                 Investment Management LLC (September 2002
                                                 to June 2003); Vice President and
                                                 Compliance Officer, Goldman Sachs Asset
                                                 Management (November 1999 to August 2002)
        --------------------------------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Secretary since        Managing Director and Associate General              57           None
        MORRISON          September 2004         Counsel, New York Life Investment
        3/26/56                                  Management LLC (since June 2004);
                                                 Secretary, The MainStay Funds, Eclipse
                                                 Funds and Eclipse Funds Inc.; Managing
                                                 Director and Secretary, NYLIFE Distributors
                                                 LLC; Chief Legal Officer--Mutual Funds and
                                                 Vice President and Corporate Counsel, The
                                                 Prudential Insurance Company of America
                                                 (2000 to June 2004).
        --------------------------------------------------------------------------------------------------------------------------
        RICHARD W.        Vice President--Tax    Vice President, New York Life Insurance              57           None
        ZUCCARO           since 1991             Company; Vice President, New York Life
        12/12/49                                 Insurance and Annuity Corporation, NYLIFE
                                                 Insurance Company of Arizona, NYLIFE LLC,
                                                 NYLIFE Securities Inc., and NYLIFE
                                                 Distributors LLC; Tax Vice President, New
                                                 York Life International, LLC; Vice
                                                 President--Tax, Eclipse Funds, Eclipse
                                                 Funds Inc., and The MainStay Funds.
        --------------------------------------------------------------------------------------------------------------------------

 80   MainStay VP Series Fund, Inc.

DIRECTORS AND OFFICERS*

GARY E. WENDLANDT
Chairman, Chief Executive Officer and Director

ANNE F. POLLACK
President and Director

MICHAEL J. DRABB
Director

JILL FEINBERG
Director

DANIEL HERRICK
Director

ROBERT D. ROCK
Director and Vice President

ROMAN L. WEIL
Director

JOHN A. WEISSER, JR.
Director

MICHAEL G. GALLO
Executive Vice President

ROBERT A. ANSELMI
Chief Legal Officer

JEFFREY J. GABOURY
Treasurer, Chief Financial and Accounting Officer

MARGUERITE E. H. MORRISON
Secretary

ALISON H. MICUCCI
Vice President--Compliance

RICHARD W. ZUCCARO
Vice President--Tax

SCOTT T. HARRINGTON
Vice President--Administration

INVESTMENT ADVISER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC

Some Portfolios may not be available in all products.
 * As of June 30, 2005.
** An affiliate of New York Life Investment Management LLC.

SUBADVISORS

MACKAY SHIELDS LLC**

ADMINISTRATOR

NEW YORK LIFE INVESTMENT MANAGEMENT LLC

DISTRIBUTOR

NYLIFE DISTRIBUTORS LLC

CUSTODIAN

INVESTORS BANK & TRUST COMPANY

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP

LEGAL COUNSEL

DECHERT LLP

                                                    www.mainstayfunds.com     81